     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON October 4, 2002

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 9
                                       TO
                                    FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                          SECURITIES ACT OF 1933               [X]
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940           [X]
                                 AMENDMENT NO. 8

                                 MERRIMAC SERIES
               (Exact Name of Registrant as Specified in Charter)

                              200 CLARENDON STREET
                           BOSTON, MASSACHUSETTS 02116
                    (Address of Principal Executive Offices)
                                   (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 937- 7264

                           Susan C. Mosher, Secretary
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                           BOSTON, MASSACHUSETTS 02116
                     (Name and Address of Agent for Service)

                                    Copy to:
                               Philip Newman, Esq.
                               Goodwin Procter LLP
                                 Exchange Place
                                Boston, MA 02109

            Merrimac Master Portfolio also executed this Registration
         Statement. Approximate date of commencement of proposed sale to the public: As soon as practical after the effective date of the
                             Registration Statement.

  It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on May 1, 2002 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[X]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

To:  The Securities and Exchange Commission

The Registrant submits this Post-Effective Amendment No. 9 to its Registration Statement under the Securities Act of 1933 (Registration No. 333-49693) and this Amendment No. 8 to its Registration Statement under the Investment Company Act of 1940 (Registration No. 811-08741).

                                  Merrimac Logo


DECEMBER __, 2002                                                     PROSPECTUS

-------------------------------------------------------------------------------

                                 MERRIMAC SERIES

                              MERRIMAC PRIME SERIES

                                  ADVISER CLASS

The fund offers five classes of shares: Premium Class, Reserve Class, Institutional Class, Adviser Class and Investment Class. This Prospectus covers only the Adviser Class.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

CONTENTS                                                                  Page

THE FUND


RISK/RETURN SUMMARY


Prime Series ...............................................................   2

FUND MANAGEMENT ............................................................

YOUR INVESTMENT

SHAREHOLDER INFORMATION

Purchases ..................................................................

Redemptions ................................................................

Valuation of Shares ........................................................

Dividends and Distributions ................................................

Federal Taxes ..............................................................

Class Expenses and Distribution Plan .......................................

Master/Feeder Structure ....................................................

Privacy Policy .............................................................

APPENDIX A - Description Of Securities In Which the Portfolios Can Invest

FOR MORE INFORMATION

Back Cover

                               RISK/RETURN SUMMARY

   The following information is only a summary of important information that you should know about the Merrimac Prime series (the "Fund"). As with any mutual fund, there is no guarantee that the Fund will achieve its goals.


   Traditional mutual funds directly acquire and manage their own portfolio securities. The Fund is organized in a "master-feeder" structure, under which the Fund invests all of its assets in the Merrimac Prime Portfolio (the "Portfolio") a series of the Merrimac Master Portfolio. The Fund and the Portfolio have substantially the same investment objectives and investment policies.

                              MERRIMAC PRIME SERIES


>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

   The Merrimac Prime Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. Allmerica Asset Management, Inc. ("AAM"), the sub-adviser of Merrimac Prime Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 60 days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. See Appendix A for more information regarding the types of securities in which the Fund invests.

>  MAIN RISKS OF INVESTING IN THE FUND

   The primary risks in investing in the Fund are as follows:

   o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   o Company Risk involves the possibility that fixed income investments in a company may fluctuate based on the firm's actual and anticipated earnings, changes in management, product offerings and overall financial strength and the potential for takeovers and acquisitions.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


   The Fund has received a rating of Aaa by Moody's Investors Services. For a description of the ratings used by the rating agencies, see the Appendix to the Statement of Additional Information.



>  THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  FUND PERFORMANCE

   Because the Fund has not been in operation for a full calendar year, its performance has not been included. For the Fund's most current yield information you may call 1-888-637-7622. Past performance does not necessarily indicate what will happen in the future.

>  FEES AND EXPENSES

   The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ----------------------------------------------------------------------------

                                              ADVISER CLASS


    Management Fees                              0.17%
    Distribution (12b-1) Fees                    0.25%
    Other Expenses (1)                           0.05%
                                                 -----
    Total Annual Fund Operating Expenses (2)     0.47%

   ------------------

   (1) "Other Expenses" include expenses such as legal, accounting and printing services.

   (2) This table and the example below reflect the Fund's estimated expenses and the Fund's share of the Portfolio's estimated expenses for the fiscal period ended December 31, 2003. The Adviser has voluntarily agreed to reimburse certain expenses of the Fund, so that the total annual operating expenses of the Fund are limited to [ ]% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed [ ]% of its average net assets. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.



>  EXAMPLE

   This example is intended to help you compare the cost of investing in the Adviser Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Adviser Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


      1 YEAR               3 YEARS
         $                    $

                                 FUND MANAGEMENT


INVESTMENT ADVISER. The Fund has not retained the services of an investment adviser because the Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Prime Portfolio has retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser continuously reviews and supervises the Portfolio's investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. The Adviser's business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Adviser began acting as an investment adviser at the commencement of operations of the Merrimac Cash Portfolio (November 21, 1996). The Portfolio pays the Adviser and Investors Bank & Trust Company a unitary fee for providing their services as Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets ("ANA") of the Portfolio.

The Adviser and sub-adviser may pay out of their respective fees a transaction, service, administrative, or other similar fee charged by a financial intermediary, or other financial representative with respect to the purchase or sale of shares of the Fund. The financial intermediaries also may impose requirements on the purchase or sale of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to the minimum initial and subsequent investment amounts.

The Adviser acts as a "manager of managers" for the Portfolio, and supervises adherence by the Sub-adviser of the Fund's investment policies and guidelines. The Adviser also recommends the appointment of additional or replacement Sub-advisers to the Portfolio's Board of Trustees. The Adviser, the Portfolio and the Fund have jointly received exemptive relief from the SEC to permit the Adviser and the Portfolio to add or terminate Sub-advisers without shareholder approval.

INVESTMENT SUB-ADVISER. AAM serves as investment sub-adviser to the Prime Portfolio. AAM manages the Prime Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the general supervision of, and policies established by the Portfolio's Board of Trustees and the Adviser. The business address of AAM is 440 Lincoln Street, Worcester, Massachusetts 01653. AAM has been providing investment advisory services since it was established in 1993 as an indirect, wholly-owned subsidiary of Allmerica Financial Corporation.

The sub-adviser receives a fee from the Adviser (and not from the Portfolio) for its services.

                             SHAREHOLDER INFORMATION

>  PURCHASES


    GENERAL INFORMATION. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers the Fund's shares to the public on a continuous basis. Shares of the Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank & Trust Company ("Investors Bank"), the Fund's Custodian. See the Account Application or call 1-888-637-7622 for instructions on how to make payment for shares to the Custodian. Shareholders may also make general inquiries by calling 1-888-637-7622.

   INVESTMENT MINIMUM. The minimum initial investment for Adviser Class shares is $500,000. Subsequent purchases may be in any amount. The Fund reserves the right to waive the minimum initial investment. When a shareholder's account balance falls below the minimum initial investment due to redemption, the Fund may close the account. Such shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

   THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with the Fund) such as a financial intermediary may be subject to policies and fees which are different from those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. A purchaser should consult a representative of the financial intermediary if in doubt.

   OTHER INFORMATION. Share purchase orders are deemed to be in good order on the date the Fund receives a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank.

   Purchases may be made only by wire. Wiring instructions for purchases of shares of the Fund are as follows:

                         Investors Bank & Trust Company
                                ABA #: 011001438
                           Attn: Merrimac Prime Series
                                DDA #: 717171333
                                 Name of Account
                                    Account #
                                 Amount of Wire:

   A bank may impose a charge to execute a wire transfer. A purchaser must call 1-888-637-7622 to inform Investors Bank of an incoming wire transfer. A purchase order for shares received in proper form before 4:00 p.m. (ET) on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that Investors Bank receives the wire by the close of business on the day the purchase order is received. A Business Day is any day on which both the NYSE and the New York Federal Reserve Bank are open and any other day on which the Fund elects to accept offers for the purchase and redemption of shares. Purchase orders received after 4:00 p.m.
   (ET) will be effected on the next Business Day if cleared funds are received before the close of business on that Business Day.

   Purchase orders for shares for which payment has not been received by the close of business will not be accepted, and notice thereof will be given to the purchaser. The Prime Series also may limit the amount of a purchase order received after 3:00 p.m. (ET).

   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all Fund purchase orders must be received by 1:00 p.m. (ET).

   The Fund reserves the right in its sole discretion (i) to suspend the offering of the Fund's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of the Portfolio.

>  REDEMPTIONS

   Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to 4:00 p.m. (ET) on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt, but in any event within three Business Days from the date of receipt.

   Shareholder redemption requests received after 4:00 p.m. (ET) on a Business Day, will ordinarily receive payment by wire on the next Business Day, but, in any event, within four Business Days from the date of receipt of a proper notice of redemption. All redemption requests regarding shares of the Prime Series placed after 3:00 p.m. may only be placed by telephone.

   The Fund reserves the right in its sole discretion to suspend redemptions, or postpone payments on redemptions for more than seven days, when the NYSE is closed or when trading is restricted for any reason, under emergency circumstances or during any other period as permitted by the SEC for the protection of investors. The Fund reserves the right to postpone payments for redemption requests received after 3:00 p.m. (ET) until the next Business Day.

   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all Fund redemption orders must be received by 1:00 p.m. (ET).

   A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by the Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

   REDEMPTION BY WIRE. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide Investors Bank with the dollar amount to be redeemed, the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder's account number).

   A Shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to Investors Bank with a signature guarantee. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined by Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

   REDEMPTION BY MAIL. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Investors Bank & Trust Company, ATTN: Transfer Agency, OPS 22, P.O. Box 9130, Boston, MA 02117-9130. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp. In certain instances, Investors Bank may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

   TELEPHONE REDEMPTION. A shareholder may request redemption by calling Investors Bank at 1-888-637-7622. The telephone redemption option is made available to shareholders of the Fund on the Account Application. Shareholders will automatically be given the telephone redemption option unless that option has been declined on the Account Application. The Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by the Fund. Neither the Fund nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with Investors Bank. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

   No bank instruction changes will be accepted over the telephone. See Redemption By Wire for information on how to change bank instructions.

>  VALUATION OF SHARES

   The Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 4:00 p.m. (ET). Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).

>  DIVIDENDS AND DISTRIBUTIONS

   The Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of the Fund's distributions will be from net investment income. Shareholders of the Fund shall be entitled to receive dividends on the Business Day their purchase is effected but shall not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of the Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a signature guarantee prior to the record date of any such dividend or distribution.

> FEDERAL TAXES The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions received, even if reinvested, may be subject to federal, state and local taxation. Any capital gains distributed may be taxable.

   Every January, the Fund provides information to its shareholders about the Fund's dividends and distributions, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the Fund with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

   Shareholders should consult their tax advisers about their own particular tax situations. Some income may be a preference item for Alternative Minimum Tax calculation purposes.


>  CLASS EXPENSES AND DISTRIBUTION PLAN

   Adviser Class shares are subject to a Distribution fee of up to 0.25% of ANA.


   The Board of Trustees has approved a Distribution Plan with respect to the Adviser Class shares. Under the Distribution Plan, the Distributor is entitled to receive a fee (as set forth above) which the Distributor may in turn remit to and allocate among selected dealers and others (each, an "Agent") as compensation attributable to the assets contributed to the Fund by shareholders who are clients or customers of the Agent. Because these fees are paid out of Fund assets on an ongoing basis, over time the cost of investing in the Fund may cost more than paying other types of sales charges.


>  MASTER/FEEDER STRUCTURE


   The Fund is a "feeder" fund that invest exclusively in a corresponding "master" portfolio with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

   The feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, the Fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The Trustees would then consider whether the Fund should hire its own investment adviser, invest in a different portfolio, or take other action.


>  PRIVACY POLICY


   The Trustees of the Merrimac Series respect the privacy of nonpublic personal information that we collect from our investors. Set forth is the policy of the Merrimac Series concerning the collection and disclosure of nonpublic personal information regarding investors and prospective investors in each series of the Merrimac Series (the "Funds"). The words "we" and "us" refer to Funds and the words "you" and "your" refer to investors, former investors and prospective investors in the Funds who are covered by this policy.


   As we work together to achieve your investment goals, you will often share with us personal and financial information, such as your address, social security number and bank account information. We may also receive this information from firms that assist us in administering your account and processing transactions on your behalf. We collect this information in order to properly handle your account and to provide you with the services you expect to receive.

   We restrict access to our investors' nonpublic personal information to those employees, affiliates and third parties who have a need to know that information to provide you with the services that you request. To protect the security and confidentiality of your personal and financial information we maintain physical, electronic, and/or procedural safeguards that meet or exceed the standards of applicable laws and regulations.

   We may use your nonpublic personal and financial information and share it with our affiliates in order to provide you with transfer agency, custodial and other related services, to improve our services, to make our procedures more efficient, and to implement security measures.

   We will not sell your personal and financial information to any outside party. We use custodians, transfer agents (each of whom are our affiliates), and other third party service providers to process initial investments, additional investments, redemptions, and other transactions that you request. We may disclose any of the personal and financial information that we collect about you with these other entities. We obtain from these businesses confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

   On occasion, we, our affiliates and our third party service providers may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal and state laws give parties to lawsuits and other legal proceedings the right under certain circumstances to obtain information from us, including your personal and financial information. We will comply with these laws, to the extent we are required to do so. In addition, we may make other disclosures to non-affiliated third parties as permitted by law.

                                   APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE PORTFOLIO MAY INVEST:

ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities. The principal and interest payments on asset-backed securities are collateralized by pools of assets such as credit card receivables and categories of receivables, leases, installment sales or loan contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guaranty or insurance. Asset-backed securities are especially sensitive to prepayment and extension risk.

COMMERCIAL PAPER. The Portfolio may invest in commercial paper, which is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. The Portfolio may invest in commercial paper with maturities which vary from a few days to nine months. The Portfolio may also purchase U.S. dollar-denominated commercial paper of a foreign issuer rated in the highest or second highest rating categories by at least two NRSROs.

CORPORATE DEBT OBLIGATIONS. Subject to their respective credit quality and maturity limitations, the Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers.

EURODOLLAR AND YANKEE DOLLAR INVESTMENTS. The Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the applicable Portfolio collateralized with securities. Such lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%.

RESTRICTED AND ILLIQUID SECURITIES. The Portfolio may invest up to 10% of its total assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Portfolio may carry variable or floating rates of interest and may include variable amount master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par value. Further, some of the demand instruments purchased by the Portfolio derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by AAM.

ZERO COUPON AND DEFERRED PAYMENT SECURITIES. The Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. The Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Fund will distribute its share of this accrued income to shareholders, to the extent that the shareholders and shareholders of other mutual funds that invest in the Portfolio elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolio will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

                                   MERRIMAC SERIES
                                MERRIMAC PRIME SERIES

For investors who want more information about the Fund, the following documents are available free upon request:

o STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund and is legally a part of this prospectus.

o ANNUAL/SEMI-ANNUAL REPORTS: The Fund's and the Portfolio's annual and semi-annual reports provide additional information about the Portfolio's investments.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Fund by contacting the Fund at 1-888-637-7622 or the Fund's internet website at www.merrimacmutualfunds.com. You can also view the SAI and receive the reports free from the SEC's Internet website at http://www.sec.gov.

Information about the Fund (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090.



                                Distributed by Funds
                                   Distributor Inc.

                                     Investment Company Act o File No. 811-08741

                                  Merrimac Logo



DECEMBER __, 2002                                                     PROSPECTUS

--------------------------------------------------------------------------------

                                 MERRIMAC SERIES



                              MERRIMAC PRIME SERIES


                               INSTITUTIONAL CLASS

The fund offers five classes of shares: Premium Class, Reserve Class, Institutional Class, Adviser Class and Investment Class. This Prospectus covers only the Institutional Class.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

CONTENTS                                                                    Page

THE FUND

RISK/RETURN SUMMARY

Prime Series ...............................................................   1

FUND MANAGEMENT ............................................................

YOUR INVESTMENT

SHAREHOLDER INFORMATION

Purchases ..................................................................

Redemptions ................................................................

Valuation of Shares ........................................................

Dividends and Distributions ................................................

Federal Taxes ..............................................................

Class Expenses and Shareholder Servicing Plan ..............................

Master/Feeder Structure ....................................................

Privacy Policy .............................................................

APPENDIX A - Description Of Securities In Which the Portfolio Can Invest

FOR MORE INFORMATION

Back Cover

                               RISK/RETURN SUMMARY

   The following information is only a summary of important information that you should know about the Merrimac Prime series (the "Fund"). As with any mutual fund, there is no guarantee that the Fund will achieve its goals.


   Traditional mutual funds directly acquire and manage their own portfolio securities. The Fund is organized in a "master-feeder" structure, under which the Fund invests all of its assets in the Merrimac Prime Portfolio (the "Portfolio") a series of the Merrimac Master Portfolio. The Fund and the Portfolio have substantially the same investment objectives and investment policies.

                              MERRIMAC CASH SERIES

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

   The Merrimac Prime Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. Allmerica Asset Management, Inc. ("AAM"), the sub-adviser of Merrimac Prime Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 60 days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. See Appendix A for more information regarding the types of securities in which the Fund invests.

>  MAIN RISKS OF INVESTING IN THE FUND

   The primary risks in investing in the Fund are as follows:

   o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   o Company Risk involves the possibility that fixed income investments in a company may fluctuate based on the firm's actual and anticipated earnings, changes in management, product offerings and overall financial strength and the potential for takeovers and acquisitions.


   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

   The Fund has received a rating of Aaa by Moody's Investors Services. For a description of the ratings used by the rating agencies, see the Appendix to the Statement of Additional Information.

>  THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  FUND PERFORMANCE


   Because the Fund has not been in operation for a full calendar year, its performance has not been included. For the Fund's most current yield information you may call 1-888-637-7622. Past performance does not necessarily indicate what will happen in the future.

>  FEES AND EXPENSES


   The table below describes the fees and estimated expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.


   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ----------------------------------------------------------------------------
                                                    INSTITUTIONAL CLASS

   Management Fees                                         0.17%
   Distribution (12b-1) Fees                               None
   Other Expenses (1)                                      0.30%
   Total Annual Fund Operating Expenses (2)                0.47%

       ----------------
   (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.

   (2) This table and the example below reflect the Fund's estimated expenses and the Fund's share of the Portfolio's estimated expenses for the fiscal period ended December 31, 2003. The Adviser has voluntarily agreed to reimburse certain expenses of the Fund, so that the total annual operating expenses of the Fund are limited to [ ]% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed [ ]% of its average net assets. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.


>  EXAMPLE

   This example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1 YEAR                  3 YEARS
                   $                      $

                                 FUND MANAGEMENT


   INVESTMENT ADVISER. The Fund has not retained the services of an investment adviser because the Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Prime Portfolio has retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser continuously reviews and supervises the Portfolio's investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. The Adviser's business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Adviser began acting as an investment adviser at the commencement of operations of the Merrimac Cash Portfolio (November 21, 1996). The Portfolio pays the Adviser and Investors Bank & Trust Company a unitary fee for providing their services as Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets ("ANA") of the Portfolio.

   The Adviser and sub-adviser may pay out of their respective fees a transaction, service, administrative, or other similar fee charged by a financial intermediary, or other financial representative with respect to the purchase or sale of shares of the Fund. The financial intermediaries also may impose requirements on the purchase or sale of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to the minimum initial and subsequent investment amounts.

   The Adviser acts as a "manager of managers" for the Portfolio, and supervises adherence by the Sub-adviser of the Fund's investment policies and guidelines. The Adviser also recommends the appointment of additional or replacement Sub-advisers to the Portfolio's Board of Trustees. The Adviser, the Portfolio and the Fund have jointly received exemptive relief from the SEC to permit the Adviser and the Portfolio to add or terminate Sub-advisers without shareholder approval.

   INVESTMENT SUB-ADVISER. AAM serves as investment sub-adviser to the Prime Portfolio. AAM manages the Prime Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the general supervision of, and policies established by the Portfolio's Board of Trustees and the Adviser. The business address of AAM is 440 Lincoln Street, Worcester, Massachusetts 01653. AAM has been providing investment advisory services since it was established in 1993 as an indirect, wholly-owned subsidiary of Allmerica Financial Corporation.

   The sub-adviser receives a fee from the Adviser (and not from the Portfolio) for its services.

                             SHAREHOLDER INFORMATION

 >  PURCHASES


   GENERAL INFORMATION. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers the Fund's shares to the public on a continuous basis. Shares of the Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank & Trust Company ("Investors Bank"), the Fund's Custodian. See the Account Application or call 1-888-637-7622 for instructions on how to make payment for shares to the Custodian. Shareholders may also make general inquiries by calling 1-888-637-7622.

   INVESTMENT MINIMUM. The minimum initial investment for the Institutional Class shares is $10,000. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. Subsequent purchases may be in any amount. The Fund reserves the right to waive the minimum initial investment. Shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

   THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with the Fund) such as a financial intermediary may be subject to policies and fees which are different from those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. A purchaser should consult a representative of the financial intermediary if in doubt.

   OTHER INFORMATION. Share purchase orders are deemed to be in good order on the date the Fund receives a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank.

   Purchases may be made only by wire. Wiring instructions for purchases of shares of the Fund are as follows:

                         Investors Bank & Trust Company
                                ABA #: 011001438
                           Attn: Merrimac Prime Series
                                DDA #: 717171333
                                 Name of Account
                                    Account #
                                 Amount of Wire:

   A bank may impose a charge to execute a wire transfer. A purchaser must call 1-888-637-7622 to inform Investors Bank of an incoming wire transfer. A purchase order for shares received in proper form before 4:00 p.m. (ET) on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that Investors Bank receives the wire by the close of business on the day the purchase order is received. A Business Day is any day on which both the NYSE and the New York Federal Reserve Bank are open and any other day on which the Fund elects to accept offers for the purchase and redemption of shares. Purchase orders received after 4:00 p.m.
   (ET) will be effected on the next Business Day if cleared funds are received before the close of business on that Business Day.

   Purchase orders for shares for which payment has not been received by the close of business will not be accepted, and notice thereof will be given to the purchaser. The Prime Series also may limit the amount of a purchase order received after 3:00 p.m. (ET).

   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all Fund purchase orders must be received by 1:00 p.m. (ET).

   The Fund reserves the right in its sole discretion (i) to suspend the offering of the Fund's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of the Portfolio.

>  REDEMPTIONS

   Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to 4:00 p.m. (ET) on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt, but in any event within three Business Days from the date of receipt.

   Shareholder redemption requests received after 4:00 p.m. (ET) on a Business Day, will ordinarily receive payment by wire on the next Business Day, but, in any event, within four Business Days from the date of receipt of a proper notice of redemption. All redemption requests regarding shares of the Prime Series placed after 3:00 p.m. may only be placed by telephone.

   The Fund reserves the right in its sole discretion to suspend redemptions, or postpone payments on redemptions for more than seven days, when the NYSE is closed or when trading is restricted for any reason, under emergency circumstances or during any other period as permitted by the SEC for the protection of investors. The Fund reserves the right to postpone payments for redemption requests received after 3:00 p.m. (ET) until the next Business Day.

   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all Fund redemption orders must be received by 1:00 p.m. (ET).

   A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by the Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

   REDEMPTION BY WIRE. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide Investors Bank with the dollar amount to be redeemed, the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder's account number).

   A Shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to Investors Bank with a signature guarantee. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined by Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

   REDEMPTION BY MAIL. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Investors Bank & Trust Company, ATTN: Transfer Agency, OPS 22, P.O. Box 9130, Boston, MA 02117-9130. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp. In certain instances, Investors Bank may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

   TELEPHONE REDEMPTION. A shareholder may request redemption by calling Investors Bank at 1-888-637-7622. The telephone redemption option is made available to shareholders of the Fund on the Account Application. Shareholders will automatically be given the telephone redemption option unless that option has been declined on the Account Application. The Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by the Fund. Neither the Fund nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with Investors Bank. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

   No bank instruction changes will be accepted over the telephone. See Redemption By Wire for information on how to change bank instructions.

>  VALUATION OF SHARES

   The Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 4:00 p.m. (ET). Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).

>  DIVIDENDS AND DISTRIBUTIONS

   The Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of the Fund's distributions will be from net investment income. Shareholders of the Fund shall be entitled to receive dividends on the Business Day their purchase is effected but shall not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of the Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a signature guarantee prior to the record date of any such dividend or distribution.

>  FEDERAL TAXES

   The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions received, even if reinvested, may be subject to federal, state and local taxation. Any capital gains distributed may be taxable.

    Every January, the Fund provides information to its shareholders about the Fund's dividends and distributions, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the Fund with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

   Shareholders should consult their tax advisers about their own particular tax situations. Some income may be a preference item for Alternative Minimum Tax calculation purposes.

>  CLASS EXPENSES AND SHAREHOLDER SERVICING PLAN

   Institutional Class shares are subject to a shareholder servicing fee of up to 0.25% of ANA. The Fund offers Institutional Class shares through certain financial intermediaries, including Investors Bank (Service Organizations), which have entered into shareholder servicing agreements with the Fund. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of Fund shares.

>  MASTER/FEEDER STRUCTURE

   The Fund is a "feeder" fund that invest exclusively in a corresponding "master" portfolio with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

   The feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, the Fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The Trustees would then consider whether the Fund should hire its own investment adviser, invest in a different portfolio, or take other action.

>  PRIVACY POLICY

   The Trustees of the Merrimac Series respect the privacy of nonpublic personal information that we collect from our investors. Set forth is the policy of the Merrimac Series concerning the collection and disclosure of nonpublic personal information regarding investors and prospective investors in each series of the Merrimac Series (the "Funds"). The words "we" and "us" refer to Funds and the words "you" and "your" refer to investors, former investors and prospective investors in the Funds who are covered by this policy.

   As we work together to achieve your investment goals, you will often share with us personal and financial information, such as your address, social security number and bank account information. We may also receive this information from firms that assist us in administering your account and processing transactions on your behalf. We collect this information in order to properly handle your account and to provide you with the services you expect to receive.

   We restrict access to our investors' nonpublic personal information to those employees, affiliates and third parties who have a need to know that information to provide you with the services that you request. To protect the security and confidentiality of your personal and financial information we maintain physical, electronic, and/or procedural safeguards that meet or exceed the standards of applicable laws and regulations.

   We may use your nonpublic personal and financial information and share it with our affiliates in order to provide you with transfer agency, custodial and other related services, to improve our services, to make our procedures more efficient, and to implement security measures.

   We will not sell your personal and financial information to any outside party. We use custodians, transfer agents (each of whom are our affiliates), and other third party service providers to process initial investments, additional investments, redemptions, and other transactions that you request. We may disclose any of the personal and financial information that we collect about you with these other entities. We obtain from these businesses confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

   On occasion, we, our affiliates and our third party service providers may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal and state laws give parties to lawsuits and other legal proceedings the right under certain circumstances to obtain information from us, including your personal and financial information. We will comply with these laws, to the extent we are required to do so. In addition, we may make other disclosures to non-affiliated third parties as permitted by law.

                                   APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE PORTFOLIO MAY INVEST:

ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities. The principal and interest payments on asset-backed securities are collateralized by pools of assets such as credit card receivables and categories of receivables, leases, installment sales or loan contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guaranty or insurance. Asset-backed securities are especially sensitive to prepayment and extension risk.

COMMERCIAL PAPER. The Portfolio may invest in commercial paper, which is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. The Portfolio may invest in commercial paper with maturities which vary from a few days to nine months. The Portfolio may also purchase U.S. dollar-denominated commercial paper of a foreign issuer rated in the highest or second highest rating categories by at least two NRSROs.

CORPORATE DEBT OBLIGATIONS. Subject to their respective credit quality and maturity limitations, the Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers.

EURODOLLAR AND YANKEE DOLLAR INVESTMENTS. The Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the applicable Portfolio collateralized with securities. Such lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%.

RESTRICTED AND ILLIQUID SECURITIES. The Portfolio may invest up to 10% of its total assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Portfolio may carry variable or floating rates of interest and may include variable amount master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par value. Further, some of the demand instruments purchased by the Portfolio derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by AAM.

ZERO COUPON AND DEFERRED PAYMENT SECURITIES. The Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. The Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Fund will distribute its share of this accrued income to shareholders, to the extent that the shareholders and shareholders of other mutual funds that invest in the Portfolio elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolio will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

                                 MERRIMAC SERIES
                              MERRIMAC PRIME SERIES

For investors who want more information about the Fund, the following documents are available free upon request:

o STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund and is legally a part of this prospectus.

o ANNUAL/SEMI-ANNUAL REPORTS: The Fund's and the Portfolio's annual and semi-annual reports provide additional information about the Portfolio's investments.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Fund by contacting the Fund at 1-888-637-7622 or the Fund's internet website at www.merrimacmutualfunds.com. You can also view the SAI and receive the reports free from the SEC's Internet website at http://www.sec.gov.

Information about the Fund (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090.



                      Distributed by Funds Distributor Inc.



                                   Investment Company Act  o  File No. 811-08741

                                  Merrimac Logo

DECEMBER __, 2002                                                     PROSPECTUS

--------------------------------------------------------------------------------

                                 MERRIMAC SERIES

                              MERRIMAC PRIME SERIES

                                  PREMIUM CLASS

The fund offers five classes of shares: Premium Class, Reserve Class, Institutional Class, Adviser Class and Investment Class. This Prospectus covers only the Premium Class.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

CONTENTS                                                                   Page

THE FUND

RISK/RETURN SUMMARY

Prime Series ...............................................................   1

FUND MANAGEMENT ............................................................

YOUR INVESTMENT

SHAREHOLDER INFORMATION

Purchases ..................................................................

Redemptions ................................................................

Valuation of Shares ........................................................

Dividends and Distributions ................................................

Federal Taxes ..............................................................

Master/Feeder Structure ....................................................

Privacy Policy .............................................................

APPENDIX A - Description Of Securities In Which the Portfolio Can Invest

FOR MORE INFORMATION

Back Cover

                               RISK/RETURN SUMMARY

   The following information is only a summary of important information that you should know about the Merrimac Prime Series (the "Fund"). As with any mutual fund, there is no guarantee that the Fund will achieve its goals.

   Traditional mutual funds directly acquire and manage their own portfolio securities. The Fund is organized in a "master-feeder" structure, under which the Fund invests all of its assets in the Merrimac Prime Portfolio (the "Portfolio") a series of the Merrimac Master Portfolio. The Fund and the Portfolio have substantially the same investment objectives and investment policies.

                              MERRIMAC PRIME SERIES

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

   The Merrimac Prime Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. Allmerica Asset Management, Inc. ("AAM"), the sub-adviser of Merrimac Prime Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 60 days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. See Appendix A for more information regarding the types of securities in which the Fund invests.

>  MAIN RISKS OF INVESTING IN THE FUND

   The primary risks in investing in the Fund are as follows:

   o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   o Company Risk involves the possibility that fixed income investments in a company may fluctuate based on the firm's actual and anticipated earnings, changes in management, product offerings and overall financial strength and the potential for takeovers and acquisitions.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

   The Fund has received a rating of Aaa by Moody's Investors Services. For a description of the ratings used by the rating agencies, see the Appendix to the Statement of Additional Information.

>  THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  FUND PERFORMANCE

   Because the Fund has not been in operation for a full calendar year, its performance has not been included. For the Fund's most current yield information you may call 1-888-637-7622. Past performance does not necessarily indicate what will happen in the future.

>  FEES AND EXPENSES

   The table below describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ----------------------------------------------------------------------------

                                           PREMIUM CLASS

   Management Fees                            0.17%
   Distribution (12b-1) Fees                  None
   Other Expenses(1)                          0.05%
   Total Annual Fund Operating Expenses(2)    0.22%
   -----------------

   (1) "Other Expenses" include expenses such as legal, accounting and printing services.

   (2) This table and the example below reflect the Fund's estimated expenses and the Fund's share of the Portfolio's estimated expenses for the fiscal period ended December 31, 2003. The Adviser has voluntarily agreed to reimburse certain expenses of the Fund, so that the total annual operating expenses of the Fund are limited to [ ]% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed [ ]% of its average net assets. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

 >  EXAMPLE

   This example is intended to help you compare the cost of investing in the Premium Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Premium Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 YEAR                 3 YEARS
                           $                      $

                                 FUND MANAGEMENT

   INVESTMENT ADVISER. The Fund has not retained the services of an investment adviser because the Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Prime Portfolio has retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser continuously reviews and supervises the Portfolio's investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. The Adviser's business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Adviser began acting as an investment adviser at the commencement of operations of the Merrimac Cash Portfolio (November 21, 1996). The Portfolio pays the Adviser and Investors Bank & Trust Company a unitary fee for providing their services as Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets ("ANA") of the Portfolio.

   The Adviser and sub-adviser may pay out of their respective fees a transaction, service, administrative, or other similar fee charged by a financial intermediary, or other financial representative with respect to the purchase or sale of shares of the Fund. The financial intermediaries also may impose requirements on the purchase or sale of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to the minimum initial and subsequent investment amounts.

   The Adviser acts as a "manager of managers" for the Portfolio, and supervises adherence by the Sub-adviser of the Fund's investment policies and guidelines. The Adviser also recommends the appointment of additional or replacement Sub-advisers to the Portfolio's Board of Trustees. The Adviser, the Portfolio and the Fund have jointly received exemptive relief from the SEC to permit the Adviser and the Portfolio to add or terminate Sub-advisers without shareholder approval.

   INVESTMENT SUB-ADVISER. AAM serves as investment sub-adviser to the Prime Portfolio. AAM manages the Prime Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the general supervision of, and policies established by the Portfolio's Board of Trustees and the Adviser. The business address of AAM is 440 Lincoln Street, Worcester, Massachusetts 01653. AAM has been providing investment advisory services since it was established in 1993 as an indirect, wholly-owned subsidiary of Allmerica Financial Corporation.

   The sub-adviser receives a fee from the Adviser (and not from the Portfolio) for its services.

                             SHAREHOLDER INFORMATION

>  PURCHASES

   GENERAL INFORMATION. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers the Fund's shares to the public on a continuous basis. Shares of the Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank & Trust Company ("Investors Bank"), the Fund's Custodian. See the Account Application or call 1-888-637-7622 for instructions on how to make payment for shares to the Custodian. Shareholders may also make general inquiries by calling 1-888-637-7622.

   INVESTMENT MINIMUM. The minimum initial investment for Premium Class shares of the Fund is $10 million. The Fund reserves the right to waive the minimum initial investment. When a Premium Class shareholder's account balance falls below $1 million due to redemption, the Fund may close the account. Such shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

   THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with the Fund) such as a financial intermediary may be subject to policies and fees which are different from those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. A purchaser should consult a representative of the financial intermediary if in doubt.

   OTHER INFORMATION. Share purchase orders are deemed to be in good order on the date the Fund receives a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank.

   Purchases may be made only by wire. Wiring instructions for purchases of shares of the Fund are as follows:

                         Investors Bank & Trust Company
                                ABA #: 011001438

                           Attn: Merrimac Prime Series

                                DDA #: 717171333
                                 Name of Account
                                    Account #
                                 Amount of Wire:

   A bank may impose a charge to execute a wire transfer. A purchaser must call 1-888-637-7622 to inform Investors Bank of an incoming wire transfer. A purchase order for shares received in proper form before 4:00 p.m. (ET) on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that Investors Bank receives the wire by the close of business on the day the purchase order is received. A Business Day is any day on which both the NYSE and the New York Federal Reserve Bank are open and any other day on which the Fund elects to accept offers for the purchase and redemption of shares. Purchase orders received after 4:00 p.m.
   (ET) will be effected on that Business Day if cleared funds are received before the close of business on the next Business Day.

   Purchase orders for shares for which payment has not been received by the close of business will not be accepted, and notice thereof will be given to the purchaser. The Prime Series also may limit the amount of a purchase order received after 3:00 p.m. (ET).

   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all Fund purchase orders must be received by 1:00 p.m. (ET).

   The Fund reserves the right in its sole discretion (i) to suspend the offering of the Fund's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of the Portfolio.

>  REDEMPTIONS

   Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to 4:00 p.m. (ET) on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt, but in any event within three Business Days from the date of receipt.

   Shareholder redemption requests received after 4:00 p.m. (ET) on a Business Day, will ordinarily receive payment by wire on the next Business Day, but, in any event, within four Business Days from the date of receipt of a proper notice of redemption. All redemption requests regarding shares of the Prime Series placed after 3:00 p.m. may only be placed by telephone.

   The Fund reserves the right in its sole discretion to suspend redemptions, or postpone payments on redemptions for more than seven days, when the NYSE is closed or when trading is restricted for any reason, under emergency circumstances or during any other period as permitted by the SEC for the protection of investors. The Fund reserves the right to postpone payments for redemption requests received after 3:00 p.m. (ET) until the next Business Day.

   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all Fund redemption orders must be received by 1:00 p.m. (ET).

   A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by the Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

   REDEMPTION BY WIRE. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide Investors Bank with the dollar amount to be redeemed, the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder's account number).

   A Shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to Investors Bank with a signature guarantee. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined by Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

   REDEMPTION BY MAIL. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Investors Bank & Trust Company, ATTN: Transfer Agency, OPS 22, P.O. Box 9130, Boston, MA 02117-9130. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp. In certain instances, Investors Bank may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

   TELEPHONE REDEMPTION. A shareholder may request redemption by calling Investors Bank at 1-888-637-7622. The telephone redemption option is made available to shareholders of the Fund on the Account Application. Shareholders will automatically be given the telephone redemption option unless that option has been declined on the Account Application. The Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by the Fund. Neither the Fund nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with Investors Bank. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

   No bank instruction changes will be accepted over the telephone. See Redemption By Wire for information on how to change bank instructions.

>  VALUATION OF SHARES

   The Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 4:00 p.m. (ET). Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).

>  DIVIDENDS AND DISTRIBUTIONS

   The Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of the Fund's distributions will be from net investment income. Shareholders of the Fund shall be entitled to receive dividends on the Business Day their purchase is effected but shall not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of the Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a signature guarantee prior to the record date of any such dividend or distribution.

>  FEDERAL TAXES

   The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions received, even if reinvested, may be subject to federal, state and local taxation. Any capital gains distributed may be taxable.

    Every January, the Fund provides information to its shareholders about the Fund's dividends and distributions, and about the shareholders'
   redemptions during the previous calendar year. Any shareholder who does not provide the Fund with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

   Shareholders should consult their tax advisers about their own particular tax situations. Some income may be a preference item for Alternative Minimum Tax calculation purposes.

>  MASTER/FEEDER STRUCTURE

   The Fund is a "feeder" fund that invest exclusively in a corresponding "master" portfolio with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

   The feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, the Fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The Trustees would then consider whether the Fund should hire its own investment adviser, invest in a different portfolio, or take other action.

>  PRIVACY POLICY

   The trustees of the Merrimac Series respect the privacy of nonpublic personal information that we collect from our investors. Set forth is the policy of the Merrimac Series concerning the collection and disclosure of nonpublic personal information regarding investors and prospective investors in each series of the Merrimac Series (the "Funds"). The words "we" and "us" refer to Funds and the words "you" and "your" refer to investors, former investors and prospective investors in the Funds who are covered by this policy.

   As we work together to achieve your investment goals, you will often share with us personal and financial information, such as your address, social security number and bank account information. We may also receive this information from firms that assist us in administering your account and processing transactions on your behalf. We collect this information in order to properly handle your account and to provide you with the services you expect to receive.

   We restrict access to our investors' nonpublic personal information to those employees, affiliates and third parties who have a need to know that information to provide you with the services that you request. To protect the security and confidentiality of your personal and financial information we maintain physical, electronic, and/or procedural safeguards that meet or exceed the standards of applicable laws and regulations.

   We may use your nonpublic personal and financial information and share it with our affiliates in order to provide you with transfer agency, custodial and other related services, to improve our services, to make our procedures more efficient, and to implement security measures.

   We will not sell your personal and financial information to any outside party. We use custodians, transfer agents (each of whom are our affiliates), and other third party service providers to process initial investments, additional investments, redemptions, and other transactions that you request. We may disclose any of the personal and financial information that we collect about you with these other entities. We obtain from these businesses confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

   On occasion, we, our affiliates and our third party service providers may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal and state laws give parties to lawsuits and other legal proceedings the right under certain circumstances to obtain information from us, including your personal and financial information. We will comply with these laws, to the extent we are required to do so. In addition, we may make other disclosures to non-affiliated third parties as permitted by law.

                                   APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE PORTFOLIO MAY INVEST:

ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities. The principal and interest payments on asset-backed securities are collateralized by pools of assets such as credit card receivables and categories of receivables, leases, installment sales or loan contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guaranty or insurance. Asset-backed securities are especially sensitive to prepayment and extension risk.

COMMERCIAL PAPER. The Portfolio may invest in commercial paper, which is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. The Portfolio may invest in commercial paper with maturities which vary from a few days to nine months. The Portfolio may also purchase U.S. dollar-denominated commercial paper of a foreign issuer rated in the highest or second highest rating categories by at least two NRSROs.

CORPORATE DEBT OBLIGATIONS. Subject to their respective credit quality and maturity limitations, the Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers.

EURODOLLAR AND YANKEE DOLLAR INVESTMENTS. The Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the applicable Portfolio collateralized with securities. Such lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%.

RESTRICTED AND ILLIQUID SECURITIES. The Portfolio may invest up to 10% of its total assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Portfolio may carry variable or floating rates of interest and may include variable amount master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par value. Further, some of the demand instruments purchased by the Portfolio derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by AAM.

ZERO COUPON AND DEFERRED PAYMENT SECURITIES. The Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. The Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Fund will distribute its share of this accrued income to shareholders, to the extent that the shareholders and shareholders of other mutual funds that invest in the Portfolio elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolio will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

                                MERRIMAC SERIES
                             MERRIMAC PRIME SERIES

For investors who want more information about the Fund, the following documents are available free upon request:

o STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund and is legally a part of this prospectus.

o ANNUAL/SEMI-ANNUAL REPORTS: The Fund's and the Portfolio's annual and semi-annual reports provide additional information about the Portfolio's investments.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Fund by contacting the Fund at 1-888-637-7622 or the Fund's internet website at www.merrimacmutualfunds.com. You can also view the SAI and receive the reports free from the SEC's Internet website at http://www.sec.gov.

Information about the Fund (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090.

                      Distributed by Funds Distributor Inc.


                                  Investment Company Act  o  File No. 811-08741

                                  Merrimac Logo

DECEMBER __, 2002                                                     PROSPECTUS

                                 MERRIMAC SERIES

                              MERRIMAC PRIME SERIES

                                INVESTMENT CLASS

The fund offers five classes of shares: Premium Class, Reserve Class, Institutional Class, Adviser Class and Investment Class. This Prospectus covers only the Investment Class.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

CONTENTS                                                                    Page

THE FUND

RISK/RETURN SUMMARY

Prime Series ...............................................................   1

FUND MANAGEMENT ............................................................

YOUR INVESTMENT

SHAREHOLDER INFORMATION

Purchases ..................................................................

Redemptions ................................................................

Valuation of Shares ........................................................

Dividends and Distributions ................................................

Federal Taxes ..............................................................

Class Expenses and Distribution and Shareholder Servicing Plan .............

Master/Feeder Structure ....................................................

Privacy Policy .............................................................

APPENDIX A - Description Of Securities In Which the Portfolios Can Invest

FOR MORE INFORMATION

Back Cover

                               RISK/RETURN SUMMARY

   The following information is only a summary of important information that you should know about the Merrimac Prime series (the "Fund"). As with any mutual fund, there is no guarantee that the Fund will achieve its goals.

   Traditional mutual funds directly acquire and manage their own portfolio securities. The Fund is organized in a "master-feeder" structure, under which the Fund invests all of its assets in the Merrimac Prime Portfolio (the "Portfolio") a series of the Merrimac Master Portfolio. The Fund and the Portfolio have substantially the same investment objectives and investment policies.

                              MERRIMAC PRIME SERIES

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

   The Merrimac Prime Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. Allmerica Asset Management, Inc. ("AAM"), the sub-adviser of Merrimac Prime Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 60 days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. See Appendix A for more information regarding the types of securities in which the Fund invests.

>  MAIN RISKS OF INVESTING IN THE FUND

   The primary risks in investing in the Fund are as follows:

   o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   o Company Risk involves the possibility that fixed income investments in a company may fluctuate based on the firm's actual and anticipated earnings, changes in management, product offerings and overall financial strength and the potential for takeovers and acquisitions.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

   The Fund has received a rating of Aaa by Moody's Investors Services. For a description of the ratings used by the rating agencies, see the Appendix to the Statement of Additional Information.


>  THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  FUND PERFORMANCE

   Because the Fund has not been in operation for a full calendar year, its performance has not been included. For the Fund's most current yield information you may call 1-888-637-7622. Past performance does not necessarily indicate what will happen in the future.

>  FEES AND EXPENSES

   The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ----------------------------------------------------------------------------

                                                  INVESTMENT CLASS

   Management Fees                                     0.17%
   Distribution (12b-1) Fees                           0.10%
   Other Expenses (1)                                  0.30%
                                                       -----
   Total Annual Fund Operating Expenses (2)            0.57%

   ----------------
   (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.

   (2) This table and the example below reflect the Fund's estimated expenses and the Fund's share of the Portfolio's estimated expenses for the fiscal period ended December 31, 2003. The Adviser has voluntarily agreed to reimburse certain expenses of the Fund, so that the total annual operating expenses of the Fund are limited to [ ]% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed [ ]% of its average net assets. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

>  EXAMPLE

   This example is intended to help you compare the cost of investing in the Investment Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Investment Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 YEAR                3 YEARS
                    $                      $

                                 FUND MANAGEMENT

INVESTMENT ADVISER. The Fund has not retained the services of an investment adviser because the Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Prime Portfolio has retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser continuously reviews and supervises the Portfolio's investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. The Adviser's business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Adviser began acting as an investment adviser at the commencement of operations of the Merrimac Cash Portfolio (November 21, 1996). The Portfolio pays the Adviser and Investors Bank & Trust Company a unitary fee for providing their services as Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets ("ANA") of the Portfolio.

The Adviser and sub-adviser may pay out of their respective fees a transaction, service, administrative, or other similar fee charged by a financial intermediary, or other financial representative with respect to the purchase or sale of shares of the Fund. The financial intermediaries also may impose requirements on the purchase or sale of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to the minimum initial and subsequent investment amounts.

The Adviser acts as a "manager of managers" for the Portfolio, and supervises adherence by the Sub-adviser of the Fund's investment policies and guidelines. The Adviser also recommends the appointment of additional or replacement Sub-advisers to the Portfolio's Board of Trustees. The Adviser, the Portfolio and the Fund have jointly received exemptive relief from the SEC to permit the Adviser and the Portfolio to add or terminate Sub-advisers without shareholder approval.

INVESTMENT SUB-ADVISER. AAM serves as investment sub-adviser to the Prime Portfolio. AAM manages the Prime Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the general supervision of, and policies established by the Portfolio's Board of Trustees and the Adviser. The business address of AAM is 440 Lincoln Street, Worcester, Massachusetts 01653. AAM has been providing investment advisory services since it was established in 1993 as an indirect, wholly-owned subsidiary of Allmerica Financial Corporation.

The sub-adviser receives a fee from the Adviser (and not from the Portfolio) for its services.

                             SHAREHOLDER INFORMATION

>  PURCHASES

   GENERAL INFORMATION. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers the Fund's shares to the public on a continuous basis. Shares of the Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank & Trust Company ("Investors Bank"), the Fund's Custodian. See the Account Application or call 1-888-637-7622 for instructions on how to make payment for shares to the Custodian. Shareholders may also make general inquiries by calling 1-888-637-7622.

   INVESTMENT MINIMUM. The minimum initial investment for the Investment Class shares is $10,000. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. Subsequent purchases may be in any amount. the Fund reserves the right to waive the minimum initial investment. Shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

   THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with the Fund) such as a financial intermediary may be subject to policies and fees which are different from those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. A purchaser should consult a representative of the financial intermediary if in doubt.

   OTHER INFORMATION. Share purchase orders are deemed to be in good order on the date the Fund receives a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank.

   Purchases may be made only by wire. Wiring instructions for purchases of shares of the Fund are as follows:

                         Investors Bank & Trust Company
                                ABA #: 011001438
                           Attn: Merrimac Prime Series
                                DDA #: 717171333
                                 Name of Account
                                    Account #
                                 Amount of Wire:

   A bank may impose a charge to execute a wire transfer. A purchaser must call 1-888-637-7622 to inform Investors Bank of an incoming wire transfer. A purchase order for shares received in proper form before 4:00 p.m. (ET) on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that Investors Bank receives the wire by the close of business on the day the purchase order is received. A Business Day is any day on which both the NYSE and the New York Federal Reserve Bank are open and any other day on which the Fund elects to accept offers for the purchase and redemption of shares. Purchase orders received after 4:00 p.m.
   (ET) will be effected on the next Business Day if cleared funds are received before the close of business on that Business Day.

   Purchase orders for shares for which payment has not been received by the close of business will not be accepted, and notice thereof will be given to the purchaser. The Prime Series also may limit the amount of a purchase order received after 3:00 p.m. (ET).

   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all Fund purchase orders must be received by 1:00 p.m. (ET).

   The Fund reserves the right in its sole discretion (i) to suspend the offering of the Fund's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of the Portfolio.

>  REDEMPTIONS

   Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to 4:00 p.m. (ET) on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt, but in any event within three Business Days from the date of receipt.

   Shareholder redemption requests received after 4:00 p.m. (ET) on a Business Day, will ordinarily receive payment by wire on the next Business Day, but, in any event, within four Business Days from the date of receipt of a proper notice of redemption. All redemption requests regarding shares of the Prime Series placed after 3:00 p.m. may only be placed by telephone.

   The Fund reserves the right in its sole discretion to suspend redemptions, or postpone payments on redemptions for more than seven days, when the NYSE is closed or when trading is restricted for any reason, under emergency circumstances or during any other period as permitted by the SEC for the protection of investors. The Fund reserves the right to postpone payments for redemption requests received after 3:00 p.m. (ET) until the next Business Day.

   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all Fund redemption orders must be received by 1:00 p.m. (ET).

   A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by the Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

   REDEMPTION BY WIRE. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide Investors Bank with the dollar amount to be redeemed, the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder's account number).

   A Shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to Investors Bank with a signature guarantee. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined by Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

   REDEMPTION BY MAIL. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Investors Bank & Trust Company, ATTN: Transfer Agency, OPS 22, P.O. Box 9130, Boston, MA 02117-9130. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp. In certain instances, Investors Bank may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

   TELEPHONE REDEMPTION. A shareholder may request redemption by calling Investors Bank at 1-888-637-7622. The telephone redemption option is made available to shareholders of the Fund on the Account Application. Shareholders will automatically be given the telephone redemption option unless that option has been declined on the Account Application. The Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by the Fund. Neither the Fund nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with Investors Bank. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

   No bank instruction changes will be accepted over the telephone. See Redemption By Wire for information on how to change bank instructions.

>  VALUATION OF SHARES

   The Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 4:00 p.m. (ET). Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).

>  DIVIDENDS AND DISTRIBUTIONS

   The Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of the Fund's distributions will be from net investment income. Shareholders of the Fund shall be entitled to receive dividends on the Business Day their purchase is effected but shall not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of the Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a signature guarantee prior to the record date of any such dividend or distribution.

>  FEDERAL TAXES

   The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions received, even if reinvested, may be subject to federal, state and local taxation. Any capital gains distributed may be taxable.

   Every January, the Fund provides information to its shareholders about the Fund's dividends and distributions, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the Fund with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

   Shareholders should consult their tax advisers about their own particular tax situations. Some income may be a preference item for Alternative Minimum Tax calculation purposes.

>  CLASS EXPENSES AND DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Investment Class shares are subject to a Distribution fee of up to 0.25% of ANA and a shareholder servicing fee of up to 0.25% of ANA.

   The Fund offers Investment Class shares through certain financial intermediaries, including Investors Bank ("Service Organizations"), which have entered into shareholder servicing agreements with the Fund. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of Fund shares. The Board of Trustees has approved a Distribution Plan with respect to the Investment Class shares. Under the Distribution Plan, the Distributor is entitled to receive a fee (as set forth above) which the Distributor may in turn remit to and allocate among selected dealers and others (each, an "Agent") as compensation attributable to the assets contributed to the Fund by shareholders who are clients or customers of the Agent. Because these fees are paid out of Fund assets on an ongoing basis, over time the cost of investing in the Fund may cost more than paying other types of sales charges.

>  MASTER/FEEDER STRUCTURE

   The Fund is a "feeder" fund that invest exclusively in a corresponding "master" portfolio with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

   The feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, the Fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The Trustees would then consider whether the Fund should hire its own investment adviser, invest in a different portfolio, or take other action.

>  PRIVACY POLICY

   The Trustees of the Merrimac Series respect the privacy of nonpublic personal information that we collect from our investors. Set forth is the policy of the Merrimac Series concerning the collection and disclosure of nonpublic personal information regarding investors and prospective investors in each series of the Merrimac Series (the "Funds"). The words "we" and "us" refer to Funds and the words "you" and "your" refer to investors, former investors and prospective investors in the Funds who are covered by this policy.

   As we work together to achieve your investment goals, you will often share with us personal and financial information, such as your address, social security number and bank account information. We may also receive this information from firms that assist us in administering your account and processing transactions on your behalf. We collect this information in order to properly handle your account and to provide you with the services you expect to receive.

   We restrict access to our investors' nonpublic personal information to those employees, affiliates and third parties who have a need to know that information to provide you with the services that you request. To protect the security and confidentiality of your personal and financial information we maintain physical, electronic, and/or procedural safeguards that meet or exceed the standards of applicable laws and regulations.

   We may use your nonpublic personal and financial information and share it with our affiliates in order to provide you with transfer agency, custodial and other related services, to improve our services, to make our procedures more efficient, and to implement security measures.

   We will not sell your personal and financial information to any outside party. We use custodians, transfer agents (each of whom are our affiliates), and other third party service providers to process initial investments, additional investments, redemptions, and other transactions that you request. We may disclose any of the personal and financial information that we collect about you with these other entities. We obtain from these businesses confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

   On occasion, we, our affiliates and our third party service providers may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal and state laws give parties to lawsuits and other legal proceedings the right under certain circumstances to obtain information from us, including your personal and financial information. We will comply with these laws, to the extent we are required to do so. In addition, we may make other disclosures to non-affiliated third parties as permitted by law.

                                   APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE PORTFOLIO MAY INVEST:

ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities. The principal and interest payments on asset-backed securities are collateralized by pools of assets such as credit card receivables and categories of receivables, leases, installment sales or loan contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guaranty or insurance. Asset-backed securities are especially sensitive to prepayment and extension risk.

COMMERCIAL PAPER. The Portfolio may invest in commercial paper, which is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. The Portfolio may invest in commercial paper with maturities which vary from a few days to nine months. The Portfolio may also purchase U.S. dollar-denominated commercial paper of a foreign issuer rated in the highest or second highest rating categories by at least two NRSROs.

CORPORATE DEBT OBLIGATIONS. Subject to their respective credit quality and maturity limitations, the Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers.

EURODOLLAR AND YANKEE DOLLAR INVESTMENTS. The Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the applicable Portfolio collateralized with securities. Such lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%.

RESTRICTED AND ILLIQUID SECURITIES. The Portfolio may invest up to 10% of its total assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Portfolio may carry variable or floating rates of interest and may include variable amount master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par value. Further, some of the demand instruments purchased by the Portfolio derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by AAM.

ZERO COUPON AND DEFERRED PAYMENT SECURITIES. The Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. The Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Fund will distribute its share of this accrued income to shareholders, to the extent that the shareholders and shareholders of other mutual funds that invest in the Portfolio elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolio will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

                                 MERRIMAC SERIES
                              MERRIMAC PRIME SERIES

For investors who want more information about the Fund, the following documents are available free upon request:

o STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund and is legally a part of this prospectus.

o ANNUAL/SEMI-ANNUAL REPORTS: The Fund's and the Portfolio's annual and semi-annual reports provide additional information about the Portfolio's investments.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Fund by contacting the Fund at 1-888-637-7622 or the Fund's internet website at www.merrimacmutualfunds.com. You can also view the SAI and receive the reports free from the SEC's Internet website at http://www.sec.gov.

Information about the Fund (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090.


                      Distributed by Funds Distributor Inc.

                                     Investment Company Act o File No. 811-08741

                                  Merrimac Logo

DECEMBER __, 2002                                                     PROSPECTUS

--------------------------------------------------------------------------------

                                 MERRIMAC SERIES

                              MERRIMAC PRIME SERIES

                                  RESERVE CLASS

The fund offers five classes of shares: Premium Class, Reserve Class, Institutional Class, Adviser Class and Investment Class. This Prospectus covers only the Reserve Class.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

CONTENTS                                                                  Page

THE FUND

RISK/RETURN SUMMARY

Prime Series ...............................................................   1

FUND MANAGEMENT ............................................................

YOUR INVESTMENT

SHAREHOLDER INFORMATION

Purchases ..................................................................

Redemptions ................................................................

Valuation of Shares ........................................................

Dividends and Distributions ................................................

Federal Taxes ..............................................................

Class Expenses and Distribution Plan .......................................

Master/Feeder Structure ....................................................

Privacy Policy .............................................................

APPENDIX A - Description Of Securities In Which the Portfolios Can Invest

FOR MORE INFORMATION

Back Cover

                               RISK/RETURN SUMMARY

   The following information is only a summary of important information that you should know about the Merrimac Prime series (the "Fund"). As with any mutual fund, there is no guarantee that the Fund will achieve its goals.

   Traditional mutual funds directly acquire and manage their own portfolio securities. The Fund is organized in a "master-feeder" structure, under which the Fund invests all of its assets in the Merrimac Prime Portfolio (the "Portfolio") a series of the Merrimac Master Portfolio. The Fund and the Portfolio have substantially the same investment objectives and investment policies.

                              MERRIMAC PRIME SERIES

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

   The Merrimac Prime Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. Allmerica Asset Management, Inc. ("AAM"), the sub-adviser of Merrimac Prime Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 60 days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. See Appendix A for more information regarding the types of securities in which the Fund invests.

>  MAIN RISKS OF INVESTING IN THE FUND

   The primary risks in investing in the Fund are as follows:

   o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   o Company Risk involves the possibility that fixed income investments in a company may fluctuate based on the firm's actual and anticipated earnings, changes in management, product offerings and overall financial strength and the potential for takeovers and acquisitions.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

   The Fund has received a rating of Aaa by Moody's Investors Services. For a description of the ratings used by the rating agencies, see the Appendix to the Statement of Additional Information.

>  THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  FUND PERFORMANCE

   Because the Fund has not been in operation for a full calendar year, its performance has not been included. For the Fund's most current yield information you may call 1-888-637-7622. Past performance does not necessarily indicate what will happen in the future.

>  FEES AND EXPENSES

   The table below describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ----------------------------------------------------------------------------

                                                        RESERVE CLASS

   Management Fees                                         0.17%
   Distribution (12b-1) Fees                               0.10%
   Other Expenses (1)                                      0.05%
                                                           -----
   Total Annual Fund Operating Expenses (2)                0.32%
   ------------------

   (1) "Other Expenses" include expenses such as legal, accounting and printing services.

   (2) This table and the example below reflect the Fund's estimated expenses and the Fund's share of the Portfolio's estimated expenses for the fiscal period ended December 31, 2003. The Adviser has voluntarily agreed to reimburse certain expenses of the Fund, so that the total annual operating expenses of the Fund are limited to [ ]% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed [ ]% of its average net assets. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

>  EXAMPLE

   This example is intended to help you compare the cost of investing in the Reserve Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Reserve Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 YEAR               3 YEARS
                     $                    $

                                FUNDS MANAGEMENT

INVESTMENT ADVISER. The Fund has not retained the services of an investment adviser because the Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Prime Portfolio has retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser continuously reviews and supervises the Portfolio's investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. The Adviser's business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Adviser began acting as an investment adviser at the commencement of operations of the Merrimac Cash Portfolio (November 21, 1996). The Portfolio pays the Adviser and Investors Bank & Trust Company a unitary fee for providing their services as Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets ("ANA") of the Portfolio.

The Adviser and sub-adviser may pay out of their respective fees a transaction, service, administrative, or other similar fee charged by a financial intermediary, or other financial representative with respect to the purchase or sale of shares of the Fund. The financial intermediaries also may impose requirements on the purchase or sale of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to the minimum initial and subsequent investment amounts.

The Adviser acts as a "manager of managers" for the Portfolio, and supervises adherence by the Sub-adviser of the Fund's investment policies and guidelines. The Adviser also recommends the appointment of additional or replacement Sub-advisers to the Portfolio's Board of Trustees. The Adviser, the Portfolio and the Fund have jointly received exemptive relief from the SEC to permit the Adviser and the Portfolio to add or terminate Sub-advisers without shareholder approval.

INVESTMENT SUB-ADVISER. AAM serves as investment sub-adviser to the Prime Portfolio. AAM manages the Prime Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the general supervision of, and policies established by the Portfolio's Board of Trustees and the Adviser. The business address of AAM is 440 Lincoln Street, Worcester, Massachusetts 01653. AAM has been providing investment advisory services since it was established in 1993 as an indirect, wholly-owned subsidiary of Allmerica Financial Corporation.

The sub-adviser receives a fee from the Adviser (and not from the Portfolio) for its services.

                             SHAREHOLDER INFORMATION

>  PURCHASES

   GENERAL INFORMATION. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers the Fund's shares to the public on a continuous basis. Shares of the Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank & Trust Company ("Investors Bank"), the Fund's Custodian. See the Account Application or call 1-888-637-7622 for instructions on how to make payment for shares to the Custodian. Shareholders may also make general inquiries by calling 1-888-637-7622.

   INVESTMENT MINIMUM. The minimum initial investment for Reserve Class shares is $1 million. Subsequent purchases may be in any amount. The Fund reserves the right to waive the minimum initial investment. When a shareholder's account balance falls below the minimum initial investment due to redemption, the Fund may close the account. Such shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

   THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with the Fund) such as a financial intermediary may be subject to policies and fees which are different from those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. A purchaser should consult a representative of the financial intermediary if in doubt.

   OTHER INFORMATION. Share purchase orders are deemed to be in good order on the date the Fund receives a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank.

   Purchases may be made only by wire. Wiring instructions for purchases of shares of the Fund are as follows:

                         Investors Bank & Trust Company
                                ABA #: 011001438
                           Attn: Merrimac Prime Series
                                DDA #: 717171333
                                 Name of Account
                                    Account #
                                 Amount of Wire:

   A bank may impose a charge to execute a wire transfer. A purchaser must call 1-888-637-7622 to inform Investors Bank of an incoming wire transfer. A purchase order for shares received in proper form before 4:00 p.m. (ET) on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that Investors Bank receives the wire by the close of business on the day the purchase order is received. A Business Day is any day on which both the NYSE and the New York Federal Reserve Bank are open and any other day on which the Fund elects to accept offers for the purchase and redemption of shares. Purchase orders received after 4:00 p.m.
   (ET) will be effected on that Business Day if cleared funds are received before the close of business on the next Business Day.

   Purchase orders for shares for which payment has not been received by the close of business will not be accepted, and notice thereof will be given to the purchaser. The Prime Series also may limit the amount of a purchase order received after 3:00 p.m. (ET).

   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all Fund purchase orders must be received by 1:00 p.m. (ET).

   The Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of the Portfolio.

>  REDEMPTIONS

   Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to 4:00 p.m. (ET) on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt, but in any event within three Business Days from the date of receipt.

   Shareholder redemption requests received after 4:00 p.m. (ET) on a Business Day, will ordinarily receive payment by wire on the next Business Day, but, in any event, within four Business Days from the date of receipt of a proper notice of redemption. All redemption requests regarding shares of the Prime Series placed after 3:00 p.m. may only be placed by telephone.

   The Fund reserves the right in its sole discretion to suspend redemptions, or postpone payments on redemptions for more than seven days, when the NYSE is closed or when trading is restricted for any reason, under emergency circumstances or during any other period as permitted by the SEC for the protection of investors. The Fund reserves the right to postpone payments for redemption requests received after 3:00 p.m. (ET) until the next Business Day.

   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all Fund redemption orders must be received by 1:00 p.m. (ET).

   A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by the Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

   REDEMPTION BY WIRE. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide Investors Bank with the dollar amount to be redeemed, the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder's account number).

   A Shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to Investors Bank with a signature guarantee. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined by Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

   REDEMPTION BY MAIL. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Investors Bank & Trust Company, ATTN: Transfer Agency, OPS 22, P.O. Box 9130, Boston, MA 02117-9130. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp. In certain instances, Investors Bank may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

   TELEPHONE REDEMPTION. A shareholder may request redemption by calling Investors Bank at 1-888-637-7622. The telephone redemption option is made available to shareholders of the Fund on the Account Application. Shareholders will automatically be given the telephone redemption option unless that option has been declined on the Account Application. The Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by the Fund. Neither the Fund nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with Investors Bank. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

   No bank instruction changes will be accepted over the telephone. See Redemption By Wire for information on how to change bank instructions.

>  VALUATION OF SHARES

   The Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 4:00 p.m. (ET). Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).

>  DIVIDENDS AND DISTRIBUTIONS

   The Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of the Fund's distributions will be from net investment income. Shareholders of the Fund shall be entitled to receive dividends on the Business Day their purchase is effected but shall not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of the Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a signature guarantee prior to the record date of any such dividend or distribution.

>  FEDERAL TAXES

   The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions received, even if reinvested, may be subject to federal, state and local taxation. Any capital gains distributed may be taxable.

   Every January, the Fund provides information to its shareholders about the Fund's dividends and distributions, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the Fund with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

   Shareholders should consult their tax advisers about their own particular tax situations. Some income may be a preference item for Alternative Minimum Tax calculation purposes.

>  CLASS EXPENSES AND DISTRIBUTION PLAN

   Reserve Class shares are subject to a 12b-1 (Distribution) fee of up to 0.10% of ANA.

   The Board of Trustees has approved a Distribution Plan with respect to the Reserve Class shares. Under the Distribution Plan, the Distributor is entitled to receive a fee (as set forth above) which the Distributor may in turn remit to and allocate among selected dealers and others (each, an "Agent") as compensation attributable to the assets contributed to the Fund by shareholders who are clients or customers of the Agent. Because these fees are paid out of Fund assets on an ongoing basis, over time the cost of investing in the Fund may cost more than paying other types of sales charges.

>  MASTER/FEEDER STRUCTURE

   The Fund is a "feeder" fund that invest exclusively in a corresponding "master" portfolio with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

   The feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, the Fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The Trustees would then consider whether the Fund should hire its own investment adviser, invest in a different portfolio, or take other action.

>  PRIVACY POLICY

   The Trustees of the Merrimac Series respect the privacy of nonpublic personal information that we collect from our investors. Set forth is the policy of the Merrimac Series concerning the collection and disclosure of nonpublic personal information regarding investors and prospective investors in each series of the Merrimac Series (the "Funds"). The words "we" and "us" refer to Funds and the words "you" and "your" refer to investors, former investors and prospective investors in the Funds who are covered by this policy.

   As we work together to achieve your investment goals, you will often share with us personal and financial information, such as your address, social security number and bank account information. We may also receive this information from firms that assist us in administering your account and processing transactions on your behalf. We collect this information in order to properly handle your account and to provide you with the services you expect to receive.

   We restrict access to our investors' nonpublic personal information to those employees, affiliates and third parties who have a need to know that information to provide you with the services that you request. To protect the security and confidentiality of your personal and financial information we maintain physical, electronic, and/or procedural safeguards that meet or exceed the standards of applicable laws and regulations.

   We may use your nonpublic personal and financial information and share it with our affiliates in order to provide you with transfer agency, custodial and other related services, to improve our services, to make our procedures more efficient, and to implement security measures.

   We will not sell your personal and financial information to any outside party. We use custodians, transfer agents (each of whom are our affiliates), and other third party service providers to process initial investments, additional investments, redemptions, and other transactions that you request. We may disclose any of the personal and financial information that we collect about you with these other entities. We obtain from these businesses confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

   On occasion, we, our affiliates and our third party service providers may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal and state laws give parties to lawsuits and other legal proceedings the right under certain circumstances to obtain information from us, including your personal and financial information. We will comply with these laws, to the extent we are required to do so. In addition, we may make other disclosures to non-affiliated third parties as permitted by law.

                                   APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE PORTFOLIO MAY INVEST:

ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities. The principal and interest payments on asset-backed securities are collateralized by pools of assets such as credit card receivables and categories of receivables, leases, installment sales or loan contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guaranty or insurance. Asset-backed securities are especially sensitive to prepayment and extension risk.

COMMERCIAL PAPER. The Portfolio may invest in commercial paper, which is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. The Portfolio may invest in commercial paper with maturities which vary from a few days to nine months. The Portfolio may also purchase U.S. dollar-denominated commercial paper of a foreign issuer rated in the highest or second highest rating categories by at least two NRSROs.

CORPORATE DEBT OBLIGATIONS. Subject to their respective credit quality and maturity limitations, the Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers.

EURODOLLAR AND YANKEE DOLLAR INVESTMENTS. The Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the applicable Portfolio collateralized with securities. Such lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%.

RESTRICTED AND ILLIQUID SECURITIES. The Portfolio may invest up to 10% of its total assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Portfolio may carry variable or floating rates of interest and may include variable amount master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par value. Further, some of the demand instruments purchased by the Portfolio derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by AAM.

ZERO COUPON AND DEFERRED PAYMENT SECURITIES. The Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. The Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Fund will distribute its share of this accrued income to shareholders, to the extent that the shareholders and shareholders of other mutual funds that invest in the Portfolio elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolio will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

                                 MERRIMAC SERIES
                              MERRIMAC PRIME SERIES

For investors who want more information about the Fund, the following documents are available free upon request:

o STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund and is legally a part of this prospectus.

o ANNUAL/SEMI-ANNUAL REPORTS: The Fund's and the Portfolio's annual and semi-annual reports provide additional information about the Portfolio's investments.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Fund by contacting the Fund at 1-888-637-7622 or the Fund's internet website at www.merrimacmutualfunds.com. You can also view the SAI and receive the reports free from the SEC's Internet website at http://www.sec.gov.

Information about the Fund (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090.


                      Distributed by Funds Distributor Inc.


                                     Investment Company Act o File No. 811-08741

                                 MERRIMAC SERIES

                              Merrimac Prime Series

                       STATEMENT OF ADDITIONAL INFORMATION
                                DECEMBER __, 2002

This Statement of Additional Information (the "SAI") is not a Prospectus, but it relates to the Prospectus of Merrimac Prime Series dated December __, 2002. Financial Statements are incorporated by reference into this SAI from the Fund's most recent Annual Report. You can get a free copy of the Prospectus for the Fund or the Fund's most recent annual and semi-annual reports, request other information and discuss your questions about the Fund by contacting the Fund at 1-888-637-7622 or the Fund's internet website at www.merrimacmutualfunds.com.

Information about the Fund (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090. Reports and other information about the Fund may be obtained on the Commission's Internet site at http://www.sec.gov.

                                TABLE OF CONTENTS

                                                 Page
Fund History                                                                 2
Description of the Fund, Its Investments and Risks                           2
   Classification                                                            2
   Investment Strategies and Risks                                           3
   Fund Policies                                                             7
Management of the Trusts                                                     8
Control Persons                                                             11
Investment Advisory and Other Services                                      13
  Investment Advisers and Sub-Advisers                                      13
  Distributor                                                               15
  Distribution and Shareholder Servicing Plans                              15
  Administrator, Transfer Agent,
    Custodian and Fund Accountant                                           16
Brokerage Allocation and Other Practices                                    16
Capital Stock                                                               17
  Purchase, Redemption and Valuation of Shares                              19
  Purchase and Redemption of Shares                                         19
Valuation of Shares                                                         19

Taxation of the Trust                                                       19
Calculation of Performance Data                                             22
Independent Auditors                                                        25

Counsel                                                                     25

Financial Statements                                                        25

Appendix                                                                    26

                                  FUND HISTORY

This SAI provides information regarding the Merrimac Series (the "Trust") and one of its funds: Merrimac Prime Series (the "Fund").

The Trust is a business trust organized under the laws of the State of Delaware pursuant to a Master Trust Agreement dated March 30, 1998, as amended, and registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act").

The Merrimac Prime Portfolio (the "Portfolio") is a series or sub-trust of the Merrimac Master Portfolio (the "Portfolio Trust"), a common law trust organized under New York law on October 30, 1996, registered as an open-end management investment company under the 1940 Act.

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund's Prospectus dated December __, 2002. This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by calling 1-888-637-7622. This SAI is not an offer of any Fund for which an investor has not received a Prospectus.

               DESCRIPTION OF THE FUND, ITS INVESTMENTS AND RISKS

CLASSIFICATION

The Fund is a diversified open-end, management investment company and a separate series of the Trust.

MASTER/FEEDER STRUCTURE. The Portfolio has the same investment objective and restrictions as the Fund. Because the feeder fund invests all of its investable assets in the Portfolio, the description of the Fund's investment policies, techniques, specific investments and related risks that follows also applies to the Portfolio. The Fund is sometimes referred to in this SAI as a feeder fund.

In addition to the Fund, other feeder funds may invest in the Portfolio, and information about the other feeder funds is available by calling 1-888-637-7622. The other feeder funds invest in the Portfolio on the same terms as the Fund and bear a proportionate share of the Portfolio's expenses. The other feeder funds may sell shares on different terms and under a different pricing structure than the Fund, which may produce different investment results.

There are certain risks associated with an investment in a master-feeder structure. Large scale redemptions by other feeder funds in the Portfolio may reduce the diversification of the Portfolio's investments, reduce economies of scale and increase the Portfolio's operating expenses. If the Portfolio Trust's Board of Trustees approves a change to the investment objective of the Portfolio that is not approved by the Trust's Board of Trustees, the Fund would be required to withdraw its investment in the Portfolio and engage the services of an investment adviser or find a substitute master fund. Withdrawal of the Fund's interest in the Portfolio, which may be required by the Trust's Board of Trustees without shareholder approval, might cause the Fund to incur expenses it would not otherwise be required to pay.

INVESTMENT STRATEGIES AND RISKS

The money market instruments in which the Portfolio invests include short-term U.S. Government securities (defined below), commercial paper (promissory notes issued by corporations to finance their short-term credit needs), negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and repurchase agreements.

MATURITY AND DURATION. Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration the Portfolio will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flow.

The Portfolio has a policy of investing in instruments with maturities of [397] days or less. For purposes of complying with this policy, the Portfolio will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7 under the 1940 Act. Rule 2a-7 permits the Portfolio to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. The Portfolio will maintain a dollar-weighted average portfolio maturity of 60 days or less.

BANKERS' ACCEPTANCES. The Portfolio may invest in bankers' acceptances, which are bills of exchange or time drafts drawn on and accepted by a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT. The Portfolio also may invest in certificates of deposit ("CDs"), which are negotiable interest bearing instruments with a specific maturity. CDs are issued by banks and thrift institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

EXTENDIBLE COMMERCIAL NOTES ("ECNS"). The Portfolio may invest in ECNs. ECNs are short-term (90 days or less) securities that automatically extend to a 390-day maximum maturity if the issuer does not redeem the ECNs on the Initial Redemption Date (the equivalent of a commercial paper maturity). The extension feature substitutes for bank back-up. Investors receive a premium for giving the issuer the option to extend the maturity. However, investors receive a sizeable additional premium if the maturity is extended. ECNs carry the same credit rating(s) as the issuer's commercial paper.

FUNDING AGREEMENTS. The Portfolio may invest in funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protections under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

INVESTMENT COMPANIES. The Portfolio may invest in the securities of other investment companies to the extent allowed by law. Under the 1940 Act, the Portfolio's investment in investment companies is limited to, subject to certain exception, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets of investment companies in the aggregate.

LOAN PARTICIPATIONS. The Portfolio may invest in loan participations, which represent a participation in a corporate loan of a commercial bank. Such loans must be to corporations in whose obligations the Portfolio may invest. Since the issuing bank does not guarantee the participations in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for the Portfolio to assert through the issuing bank such rights as may exist against the corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due. In such circumstances, the Portfolio may be subject to delays, expenses and risks that are greater than if the Portfolio had purchased a direct obligation (such as commercial paper) of such borrower. Further, under the terms of the loan participation, the Portfolio may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Portfolio may also be subject to the risk that the issuing bank may become insolvent. The secondary market for loan participations is extremely limited, and therefore loan participations purchased by the Portfolio are generally regarded as illiquid.

REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements. A repurchase agreement is an agreement under which the Portfolio acquires money market instruments (generally U.S. Government Securities) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by the Portfolio and is unrelated to the interest rate on the instruments. The instruments acquired by the Portfolio (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the custodian bank for the Portfolio until they are repurchased. The Board of Trustees of the Portfolio Trust will monitor the standards that the investment adviser or sub-adviser will use in reviewing the creditworthiness of any party to a repurchase agreement with the Portfolio. See "Investment Advisory Services" for information regarding the investment adviser and sub-adviser.

The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by the Portfolio at a time when their market value has declined, the Portfolio may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by the Portfolio are collateral for a loan by the Portfolio and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the instruments it acquires. It is expected that these risks can be controlled through careful documentation and monitoring.

REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Portfolio would sell the securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolio will enter into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to provide cash to satisfy redemption requests. At the time the Portfolio enters into a reverse repurchase agreement, it would place in a segregated custodial account, assets such as cash or liquid securities, consistent with the Portfolio's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the counterparty may default at a time when the market value of securities sold by the Portfolio have increased in value. Reverse repurchase agreements are considered by the SEC to be borrowings by the Portfolio under the 1940 Act.

SECURITIES LENDING. The Portfolio may lend up to 33 1/3% of its portfolio of securities pursuant to agreements requiring that the loan be continuously secured by cash or equivalent collateral or by a letter of credit or bank guarantee in favor of the Portfolio at least equal at all times to 100% of the market value plus accrued interest on the securities lent. The Portfolio will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily. Loans are subject to termination by the Portfolio or the borrower at any time and are, therefore, not considered to be illiquid investments.

SHORT-TERM TRADING. Although the Portfolio usually intends to hold securities purchased until maturity, at which time they will be redeemable at their full principal value plus accrued interest, they may, at times, engage in short-term trading to attempt to take advantage of yield variations in the short-term market. The Portfolio also may sell portfolio securities prior to maturity based on a revised evaluation of the creditworthiness of the issuer or to meet redemptions. In the event there are unusually heavy redemption requests due to changes in interest rates or otherwise, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. However, the Portfolio believes that its ability to borrow funds to accommodate redemption requests may mitigate in part the necessity for such portfolio sales during these periods.

TIME DEPOSITS. The Portfolio may invest in time deposits ("TDs"), which are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a TD earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

U.S. GOVERNMENT SECURITIES. The Portfolio may invest in U.S. Government Securities. U.S. Government Securities include securities which are direct obligations of the U.S. Government backed by the full faith and credit of the United States, and securities issued by agencies and instrumentalities of the U.S. Government, which may be guaranteed by the U.S. Treasury or supported by the issuer's right to borrow from the U.S. Treasury or may be backed by the credit of the federal agency or instrumentality itself. Agencies and instrumentalities of the U.S. Government include, but are not limited to, Federal Land Banks, the Federal Farm Credit Bank, the Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and the Federal National Mortgage Association ("FNMA").

"WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES. The Portfolio may invest in securities purchased on a "when-issued" or "delayed delivery" basis. Delivery and payment for securities purchased on a when-issued or delayed delivery basis will normally take place 15 to 45 days after the date of the transaction. The payment obligation and interest rate on the securities are fixed at the time that the Portfolio enters into the commitment, but interest will not accrue to the Portfolio until delivery of and payment for the securities. Although the Portfolio will only make commitments to purchase "when-issued" and "delayed delivery" securities with the intention of actually acquiring the securities, the Portfolio may sell the securities before the settlement date if deemed advisable by its investment adviser or sub-adviser. The Portfolio may, with respect to up to 25% of its total assets, enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

Unless the Portfolio has entered into an offsetting agreement to sell the securities purchased on a "when-issued" or "forward commitment" basis, cash or liquid obligations with a market value equal to the amount of the Portfolio's commitment will be segregated with the Portfolio's custodian bank. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities equals the amount of the Portfolio's commitment.

Securities purchased on a "when-issued" and "delayed delivery" basis may have a market value on delivery which is less than the amount paid by the Portfolio. Changes in market value may be based upon the public's perception of the creditworthiness of the issuer or changes in the level of interest rates. Generally, the value of "when-issued," "delayed delivery" and "forward commitment" securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when interest rates fall and will decline in value when interest rates rise.

FUND POLICIES

The Fund and the Portfolio have adopted the following fundamental policies. The Fund's and Portfolio's fundamental policies cannot be changed unless the change is approved by a "vote of the outstanding voting securities" of the Fund or the Portfolio, as the case may be, which phrase as used herein means the lesser of
(i) 67% or more of the voting securities of the Fund or Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund or Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund or Portfolio.

As a matter of fundamental policy, the Portfolio (Fund) may not:

    (1) purchase any securities that would cause more than 25% of the total assets of the Portfolio at the time of such purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to U.S. Government Securities or bank obligations or repurchase agreements collateralized by any of such obligations as applicable;

    (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions, provided that borrowing does not exceed an amount equal to 33 1/3% of the current value of the Portfolio's assets taken at market value, less liabilities, other than borrowings;

    (3) purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions);

    (4) make loans to any person or firm; provided, however, that the making of a loan shall not include entering into repurchase agreements, and provided further that the Portfolio may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of the Portfolio's total assets;

    (5) engage in the business of underwriting the securities issued by others, except that the Portfolio will not be deemed to be engaging in the business of underwriting with respect to the purchase or sale of securities subject to legal or contractual restrictions on disposition;

    (6) issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act;

    (7) purchase or sell real estate, commodities, or commodity contracts unless acquired as a result of ownership of securities, and provided further that the Portfolio may invest in securities backed by real estate and in financial futures contracts and options thereon; and

If any percentage restriction described above for the Portfolio (Fund), is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the net assets of the Portfolio (Fund) will not constitute a violation of the restriction. The above restrictions also apply to the Fund, with the exception that the Fund may invest all of its investable assets without limitation in the Portfolio.

                            MANAGEMENT OF THE TRUSTS

BOARD OF TRUSTEES

Overall responsibility for management and supervision of the Trust and the Fund rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Trust or the Fund, including agreements with its distributor, custodian, transfer agent, investment adviser, sub-adviser and administrator. The day-to-day operations of the Fund are delegated to its Sub-Adviser. The SAI contains background information regarding each of the Trustees and executive officers of the Trust.

TRUSTEES AND OFFICERS. The names, addresses, dates of birth and principal occupation(s) during the last five years of the Trustees and officers of the Trust and the Portfolio Trust are listed below. The business address of the Trustees and officers of the Trust and the Portfolio Trust is 200 Clarendon Street, Boston, Massachusetts 02116.

                           POSITIONS
                           HELD WITH                                                                  NUMBER OF
                           THE TRUST                                                                  PORTFOLIOS IN
                           AND THE     TERM OF OFFICE AND                                             FUND COMPLEX
                           PORTFOLIO   LENGTH OF TIME         PRINCIPAL OCCUPATION(S) DURING PAST 5   OVERSEEN BY
NAME, ADDRESS AND AGE      TRUST       SERVED(1)              YEARS                                   TRUSTEE/OFFICER(2)
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
FRANCIS J. GAUL, JR.       Trustee     Merrimac Master        Private Investor July 1997 - present,
200 Clarendon Street,                  Portfolio since        Vice President and Principal, Triad
Boston, Massachusetts                  1996; Merrimac         Investment Management Company                  15
02116                                  Series since           (Registered Investment Adviser) July
Age:  58                               1998                   1996 - May 1997.

EDWARD F. HINES, JR.       Trustee     Merrimac Master        Partner 2001 - present, Hines &
200 Clarendon Street,                  Portfolio since        Corley, Partner 1977 - 2001, Choate,
Boston, Massachusetts                  1996; Merrimac         Hall & Stewart. Mr. Hines also serves          15
02116                                  Series since           as a profession trustee for several
Age:  56                               1998                   trusts. In his capacity as trustee of
                                                              certain of these
                                                              trusts, Mr. Hines
                                                              has retained the
                                                              services of
                                                              Investors Bank &
                                                              Trust Company to
                                                              provide custody
                                                              services with
                                                              respect to
                                                              approximately $[800]
                                                              million in assets.

THOMAS E. SINTON           Trustee     Merrimac Master        Retired, Managing Director, Corporate
200 Clarendon Street,                  Portfolio since        Accounting Policy, April 1993 -
Boston, Massachusetts                  1996; Merrimac         October 1996 and Consultant, January           15
02116                                  Series since           1993 - March 1996, Bankers Trust
Age:  69                               1998                   Company.

                           POSITIONS
                           HELD WITH                                                                  NUMBER OF
                           THE TRUST                                                                  PORTFOLIOS IN
                           AND THE     TERM OF OFFICE AND                                             FUND COMPLEX
                           PORTFOLIO   LENGTH OF TIME         PRINCIPAL OCCUPATION(S) DURING PAST 5   OVERSEEN BY
NAME, ADDRESS AND AGE      TRUST       SERVED(3)              YEARS                                   TRUSTEE/OFFICER(4)
-----------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE AND
OFFICERS(5)

KEVIN J. SHEEHAN           Trustee     Merrimac Master        Chairman, Chief Executive Officer and
200 Clarendon Street,                  Portfolio since        President of Investors Financial
Boston, Massachusetts                  1996; Merrimac         Services Corp. and Investors Bank &            15
02116                                  Series since           Trust Company, June 1995 to August
Age:  50                               1998                   2001; Chairman and Chief Executive
                                                              Officer of Investors Financial
                                                              Services Corp. and Investors Bank &
                                                              Trust Company, August 2001 to present.

PAUL J. JASINSKI           President   Merrimac Master        Managing Director, Investors Bank &
200 Clarendon Street,      and Chief   Portfolio:             Trust Company, 1990 - present;
Boston, Massachusetts      Financial   President since        Director November 1996 - present,              15
02116                      Officer     1999,                  Investors Bank & Trust - Advisory
Age:  55                               Treasurer and          Division.
                                       Chief Financial
                                       Officer since 1996;
                                       Merrimac Series:
                                       President since
                                       2001,
                                       Treasurer and
                                       Chief Financial
                                       Officer since 1998

JOHN F. PYNE               Vice        Since 2000             Manager, Investors Bank & Trust
200 Clarendon Street,      President                          Company 2000 - present.  Assistant
Boston, Massachusetts      and                                Treasurer, State Street Bank 1992 -            15
02116                      Treasurer                          2000.
Age:  33

DONALD F. COOLEY           Vice        Merrimac Series        Director/Sales, Investors Bank &
200 Clarendon Street,      President   since 2001             Trust Company May 2001 - present.
Boston, Massachusetts      of the                             Vice President, Credit Suisse First            10
02116                      Merrimac                           Boston 1999-2000. Vice President,
Age:  38                   Series                             Citicorp 1988-1998.
                           only

SUSAN C. MOSHER            Secretary   Merrimac Master        Senior Director 2001-present,
200 Clarendon Street,                  Portfolio since        Director 1995-2000, Mutual Fund
Boston, Massachusetts                  1997;                  Administration - Legal                         15
02116                                  Merrimac Series        Administration, Investors Bank &
Age:  47                               since 1998             Trust Company.

SANDRA I. MADDEN           Assistant   Since 1999             Senior Associate Counsel, Mutual Fund
200 Clarendon Street,      Secretary                          Administration - Legal
Boston, Massachusetts                                         Administration, Investors Bank &               15
02116                                                         Trust Company, 1999 - present;
Age:  35                                                      Associate, Scudder Kemper
                                                              Investments, Inc.,  1996-1999.
-----------------------------------------------------------------------------------------------------------------------

-----------
(1) Trustees and officers serve for an indefinite term or until the date such trustee or officer resigns or retires or is removed by the board of trustees or shareholders.

(2) Fund Complex consists of the Merrimac Master Portfolio, the Merrimac Series, and the Merrimac Funds, comprising fifteen series as of December __, 2002.

(3) Trustees and officers serve for an indefinite term or until the date such trustee or officer resigns or retires or is removed by the board of trustees or shareholders.

(4) Fund Complex consists of the Merrimac Master Portfolio, the Merrimac Series, and the Merrimac Funds, comprising fifteen series as of December __, 2002.

(5) The Trustee and officers listed below are "interested persons" of each the Merrimac Master Portfolio and the
    Merrimac Series as defined in the Investment Company Act of 1940, as amended, due to his or her employment with
    Investors Bank & Trust Company, parent company of Investment Bank & Trust Company - Advisory Division, the
    investment adviser for the Merrimac Master Portfolio.


SHARE OWNERSHIP IN THE FUND AS OF DECEMBER 31, 2001

---------------------------------------------------------------------------------------------------------------------
                                                                             AGGREGATE DOLLAR RANGE OF EQUITY
                                 DOLLAR RANGE OF EQUITY SECURITIES IN THE    SECURITIES IN THE TRUST AND THE
NAME OF TRUSTEE                  TRUST                                       FUND COMPLEX
---------------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

Francis J. Gaul, Jr.             None                                        $1 - $10,000

Edward F. Hines, Jr.             Merrimac Cash Series:                       Over $100,000
                                 Over $100,000*

Thomas E. Sinton                 None                                        None

INTERESTED TRUSTEES

Kevin Sheehan                    None                                        None
---------------------------------------------------------------------------------------------------------------------

* Mr. Hines has indirect beneficial ownership of shares in the Trust through a partnership and as trustee of trusts.

COMMITTEES OF THE BOARD OF TRUSTEES
The Board of Trustees has an Audit Committee, which is comprised of all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended. Currently, Messrs. Francis J. Gaul, Jr., Edward F. Hines, Jr. and Thomas E. Sinton comprise the Audit Committee. Mr. Sinton is the chairman of the Audit Committee. The Audit Committee, pursuant to an Audit Committee Charter adopted by the Board, oversees the Trust's financial reporting, including the Trust's financial statements, review and assess the performance of the independent auditors, review of the Trust's internal controls and internal controls of certain service providers; oversees the quality and objectivity of the Trust's financial statements and the independent audit thereof; ascertains the independence of the Trust's independent auditors; and acts as liaison between the Trust's independent auditors and the full Board of Trustees. The Audit Committee met once during the fiscal year ended December 31, 2001. The full Board met five times during the fiscal year ended December 31, 2001. Each Director attended all of the Board and Committee meetings of which he is a member.

COMPENSATION OF THE TRUSTEES AND OFFICERS. Neither the Trust nor the Portfolio Trust compensates the Trustees or officers of the Trust and the Portfolio Trust who are affiliated with Investors Bank & Trust Company - Advisory Division or Funds Distributor, Inc. None of the Trustees or officers of the Trust or the Portfolio Trust have engaged in any financial transactions with the Trust or the Portfolio Trust, respectively, during the fiscal year ended December 31, 2001.

The Trustees of the Portfolio Trust are paid an annual retainer of $10,000, payable in equal quarterly installments, and a $2,500 meeting fee for each quarterly meeting attended. The Fund bears its pro rata allocation of Trustees' fees paid by the Portfolio to the Trustees of the Portfolio Trust. The unaffiliated Trustees of the Trust are paid an annual fee of $5,000, which is paid quarterly. The following table reflects the compensation paid by the Trust and the Fund Complex to each Trustee for the fiscal period ended December 31, 2001.

                                     Aggregate              Pension or Retirement              Total Compensation
                                   Compensation              Benefits Accrued as              From Trust and Fund
Name of Trustee                   From the Trust           Part of Fund's Expenses                 Complex *

Kevin J. Sheehan                        $0                            $0                               $0

Francis J. Gaul, Jr.                  $5,750                          $0                            $27,750

Edward F. Hines, Jr.                  $5,750                          $0                            $27,750

Thomas E. Sinton                      $5,750                          $0                            $27,750


* Fund Complex consists of the Trust, the Portfolio Trust, and the Merrimac Funds, comprising thirteen series as of
  December 31, 2001.

As of the date of this statement of additional information the Fund had not yet commenced operations. Therefore, there were no "control persons" or "principle holders" of the Fund as such terms are defined in the 1940 Act.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISERS AND SUB-ADVISERS

The Portfolio retains Investors Bank & Trust Company - Advisory Division (the "Adviser") as its investment adviser. The Investment Adviser Agreement (the "Adviser Agreement") between the Adviser and the Portfolio provides that the Adviser will manage the operations of the Portfolio, subject to the policies established by the Board of Trustees of the Trust. The Adviser also provides office space, facilities, equipment and personnel necessary to supervise the Portfolio's operations and pays the compensation of the Portfolio's officers, employees and directors who are affiliated with the Adviser. The Portfolio pays the Adviser a unitary fee for the services provided as Investment Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. For a description of the rate of compensation that the Portfolio pays the Adviser under the Adviser Agreement, see "Administrator, Transfer Agent and Fund Accountant" below.

The Portfolio pays the Adviser a fee for its services equal to 0.17% of the Portfolio's aggregate net assets. The Adviser has voluntarily agreed to reimburse certain expenses of the Fund, so that the total annual operating expenses of the Fund are limited to [ ]% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed [ ]% of its average net assets. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

Pursuant to Investment Sub-Adviser Agreements, the Adviser has retained Allmerica Asset Management, Inc. (the "Sub-Adviser") as sub-adviser for the Portfolio. The Sub-Adviser is compensated as shown below by the Adviser at no additional cost to the Portfolio. Subject to the supervision of the Adviser and of the Portfolio Trust's Board of Trustees, the Sub-Adviser furnishes to the Portfolio investment research, advice and supervision and determines what securities will be purchased, held or sold by the Portfolio.

For its services, the Sub-Adviser will receive an annual fee, computed and paid monthly, based on the average net assets ("ANA") of the Portfolio according to the following schedule:

            ASSETS                                            RATE

          First $500 Million...............................   0.09%
          Next $500 Million................................   0.07%
          Over $1 Billion..................................   0.06%

The Portfolio bears the expenses of its operations other than those incurred by the Sub-Adviser. Among the other expenses, the Portfolio pays share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of shareholder reports; registration and reporting fees and expenses; and the Portfolio Trust's Trustee fees and expenses.

The Adviser acts as a "manager of managers" for the Portfolio, and supervises adherence by the Sub-Adviser to the Fund's investment policies and guidelines. The Adviser also recommends the appointment of additional or replacement sub-advisers to the Trust's Board of Trustees. The Adviser, the Portfolio and the Fund have jointly received exemptive relief from the Securities and Exchange Commission (the "SEC") to permit the Adviser and the Portfolio to add or terminate sub-advisers without shareholder approval.

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Portfolio Trust as that term is defined in the 1940 Act, have approved the Adviser Agreement and Sub-Adviser Agreement. In considering the agreements, the Trustees reviewed a variety of materials relating to the Fund, the Adviser and the Sub-Adviser, including information about the fee expenses and performance of the Fund relative to other similar mutual funds. The Trustees reviewed information provided by the Sub-Adviser relating to its operations, personnel, investment philosophy and investment strategies and techniques, as well as the performance of the Sub-Adviser in managing the Portfolio. The Trustees also reviewed the compliance capabilities of the Adviser and the Sub-Adviser.

In approving the Sub-Adviser Agreement, the Trustees considered, among other things: (i) the nature and quality of services rendered by the Sub-Adviser; (ii) the short-term and long-term performance of the Sub-Adviser relative to other advisers that manage similar investment portfolios; and (iii) the compensation paid by the Adviser to the Sub-Adviser.

With respect to the Adviser, the Trustees considered, among other things, the financial condition and profitability of the Adviser in providing a variety of services to the Fund and Portfolio and the compensation paid to the Adviser for such services.

After considering these and other factors, the Trustees concluded that approval of the Adviser Agreement and Sub-Adviser Agreement would be in the interests of the Fund and Portfolio and their respective shareholders.

DISTRIBUTOR

The Premium, Institutional, Investment, Reserve and Adviser Class shares of the Fund are continuously distributed by Funds Distributor, Inc. (the "Distributor") pursuant to a Distribution Agreement with the Trust dated April 30, 2001 and amended November 8, 2001. The Distributor makes itself available to receive purchase orders for the Fund's shares. Pursuant to the Distribution Agreement, the Distributor has agreed to use its best efforts to obtain orders for the continuous offering of the Fund's shares. The Distributor receives no commissions or other compensation from the Fund for its services, but receives compensation from the Adviser for services it performs in acting as the Fund's Distributor.

The Distributor is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109 and is an indirect wholly-owned subsidiary of The BISYS Group, Inc., a publicly held company.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

The Board of Trustees of the Trust has adopted a Plan of Distribution (the "Distribution Plan") under Rule 12b-1 of the 1940 Act with respect to the Investment Class, the Reserve Class and the Adviser Class of shares of the Fund after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. The Distribution Plan provides that the Distribution Agent (defined therein) shall receive a fee from the Fund at an annual rate not to exceed 0.10% of the average daily net assets of the Reserve Class of the Fund and at an annual rate not to exceed 0.25% of the average daily net assets of the Investment Class and Adviser Class of the Fund attributable to shareholders who are clients of the Distribution Agent, plus reimbursement of direct out of pocket expenditures incurred in connection with the offer or sale or shares, including expenses relating to the preparation, printing and distribution of sales literature and reports.

The Distribution Plan will continue in effect only if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Trustees of the Trust who are not "interested persons" of the Trust (the "Disinterested Trustees") and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related thereto (the "Qualified Distribution Plan Trustees"). The Distribution Plan requires that at least quarterly, the Treasurer of the Trust provide to the Trustees of the Trust and that the Trustees review a written report of the amounts expended pursuant to the Distribution Plan and the purposes for which such expenditures were made. The Distribution Plan further provides that the selection and nomination of the Trust's Qualified Distribution Plan Trustees is committed to the discretion of the Trust's disinterested Trustees then in office. The Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Distribution Plan Trustees, or by a vote of a majority of the outstanding voting shares of the Fund. The Plan may not be amended to increase materially the amount of the Fund's permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the affected Class of the Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Distribution Plan Trustees.

The Board of Trustees of the Trust have also adopted a Shareholder Servicing Plan (the "Servicing Plan") with respect to the Institutional Class and the Investment Class of the Fund after having concluded that there is a reasonable likelihood that the Servicing Plan will benefit the Fund and its shareholders. The Servicing Plan provides that the Shareholder Servicing Agent shall receive a fee from the Fund at an annual rate not to exceed 0.25% of the average daily net assets of the Fund.

The Servicing Plan will continue in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Disinterested Trustees who have no direct or indirect financial interest in the operation of the Servicing Plan or in any agreements related thereto (the "Qualified Servicing Plan Trustees"). The Servicing Plan requires that at least quarterly, the Treasurer of the Trust provide to the Trustees of the Trust and that the Trustees review a written report of the amounts expended pursuant to the Servicing Plan and the purposes for which such expenditures were made. The Servicing Plan further provides that the selection and nomination of the Trust's Qualified Servicing Plan Trustees is committed to the discretion of the Trust's disinterested Trustees then in office. The Servicing Plan may be terminated at any time by a vote of a majority of the Qualified Servicing Plan Trustees, or by a vote of a majority of the outstanding voting shares of the Fund. The Plan may not be amended to increase materially the amount of the Fund's permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the affected Class of the Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Servicing Plan Trustees.

ADMINISTRATOR, TRANSFER AGENT, CUSTODIAN AND FUND ACCOUNTANT

Investors Bank & Trust Company ("Investors Bank") serves as Administrator to the Fund and IBT Trust & Custodial Services (Ireland) LMTD ("IBT Ireland"), a subsidiary of Investors Bank, serves as Administrator to the Portfolio. The services provided by Investors Bank and IBT Ireland include certain accounting, clerical and bookkeeping services, Blue Sky (for the Fund only), corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC.

Investors Bank also serves as transfer and dividend paying agent for the Fund and IBT Fund Services (Canada) Inc., ("IBT Canada") a subsidiary of Investors Bank, serves as transfer and dividend paying agent for the Portfolio. As transfer agent, Investors Bank is responsible for the issuance, transfer and redemption of interests, the establishment and maintenance of accounts and the payment of distributions for the Fund and IBT Canada is responsible for maintaining records of holders in interest and for the payment of distributions for the Portfolio.

Investors Bank also acts as custodian for the Fund and for the Portfolio. As custodian, Investors Bank holds cash, securities and other assets of the Fund and the Portfolio as required by the 1940 Act. IBT Canada also serves as fund accounting agent for the Fund and the Portfolio. As fund accounting agent, IBT Canada performs certain accounting, clerical and bookkeeping services, and the daily calculation of net asset value for the Fund and Portfolio.

For its services as Investment Adviser, Administrator, Transfer Agent, Custodian and Fund Accounting Agent, the Portfolio pays Investors Bank an aggregate fee, at an annual rate of 0.17% of the ANA of the Portfolio. These fees are calculated daily and paid monthly. For its services as Administrator, Transfer Agent, Custodian and Fund Accounting Agent, the Fund pays Investors Bank an aggregate fee, which is calculated daily and paid monthly, at an annual rate of 0.01% of ANA of the Fund.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

Purchases and sales of securities for the Portfolio usually are principal transactions. Securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolio does not anticipate paying brokerage commissions. Any transaction for which the Portfolio pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers include the spread between the bid and asked price.

Allocations of transactions, including their frequency, to various dealers is determined by the Sub-Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund and the other investors in the Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

Investment decisions for the Portfolio will be made independently from those for any other account or investment company that is or may in the future become managed by the Sub-Adviser. If, however, the Portfolio and other accounts managed by the Sub-Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for the Portfolio and for other accounts managed by the Sub-Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

                                  CAPITAL STOCK

Under the Master Trust Agreement, the Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $0.001 per share, of the Fund. The Master Trust Agreement authorizes the Board of Trustees to divide the shares into any number of classes or series, each class or series having such designations, powers, preferences, rights, qualifications, limitations and restrictions, as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the other classes or series in various characteristics.

The Trust generally is not required to hold meetings of its shareholders. Under the Master Trust Agreement, however, shareholder meetings will be held in connection with the following matters: (1) the election or removal of Trustees if a meeting is called for such purpose; (2) the adoption of any investment advisory contract; (3) any amendment of the Master Trust Agreement (other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (4) such additional matters as may be required by law, the Master Trust Agreement, the By-laws of the Trust or any registration of the Trust with the SEC or any state, or as the Trust's Trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his successor or until such Trustee sooner dies, resigns or is removed by a vote of two-thirds of the shares entitled to vote, or a majority of the Trustees. In accordance with the 1940 Act (i) the Trust will hold a shareholder meeting for the election of Trustees at such time as less than a majority of the Trustees have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders. A shareholders' meeting shall be held for the purpose of voting upon the removal of a Trustee upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Master Trust Agreement provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of Trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Master Trust Agreement, such as termination or reorganization of the Trust and certain amendments of the Master Trust Agreement, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Master Trust Agreement specifically authorizes the Board of Trustees to terminate the Trust (or any series Fund thereof) by notice to the shareholders without shareholder approval. The Board of Trustees may by amendment to the Master Trust Agreement add to, delete, replace or otherwise modify any provisions relating to any series or class, provided that before adopting any such amendment without shareholder approval, the Board of Trustees determined that it was consistent with the fair and equitable treatment of all shareholders and, if shares have been issued, shareholder approval shall be required to adopt any amendments which would adversely affect to a material degree the rights and preferences of the shares of any series or class.

Each share of the Fund has equal voting rights with every other share of the Fund, and all shares of the Fund vote as a single group except where a separate vote of any class is required by the 1940 Act, the laws of the State of Delaware, the Master Trust Agreement or the By-Laws, or as the Board may determine in its sole discretion. Where a separate vote is required with respect to one or more classes, then the shares of all other classes vote as a single class, provided that, as to any matter which does not affect the interest of a particular class, only the holders of shares of the one or more affected classes is entitled to vote.

Interests in the Portfolio have no preemptive or conversion rights, and are fully paid and non-assessable, except as set forth in the Prospectus. The Portfolio Trust normally will not hold meetings of holders of such interests except as required under the 1940 Act. The Portfolio Trust would be required to hold a meeting of holders in the event that at any time less than a majority of its Trustees holding office had been elected by holders. The Trustees of the Portfolio Trust continue to hold office until their successors are elected and have qualified. Holders holding a specified percentage of interests in the Portfolio may call a meeting of holders in the Portfolio for the purpose of removing any Trustee. A Trustee of the Portfolio Trust may be removed upon a majority vote of the interests held by holders in the Portfolio Trust qualified to vote in the election. The 1940 Act requires the Portfolio Trust to assist its holders in calling such a meeting. Upon liquidation of the Portfolio, holders in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to holders. Each holder in the Portfolio is entitled to a vote in proportion to its percentage interest in the Portfolio

If at any time the Fund receives notice of a meeting of shareholders of the Portfolio, the Fund will seek instructions from its shareholders with regard to the voting of the Fund's interests in the Portfolio and will vote such interests in accordance with such instructions. Alternatively, the Fund may elect to vote its interests in the Portfolio in the same proportion as the vote of all other holders of interests in the Portfolio.

                  PURCHASE, REDEMPTION AND VALUATION OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Information on how to purchase and redeem shares and the time at which net asset value of each share is determined is included in the Prospectus.

The Trust may suspend the right to redeem Fund shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange ("NYSE") and the Federal Reserve Bank ("Fed") are closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it or determination by the Fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the Fund.

The Trust intends to pay redemption proceeds in cash for all Fund shares redeemed. Portfolio securities paid upon redemption of Fund shares will be valued at their then current market value. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash. The Portfolio has advised the Trust that the Portfolio will not redeem in-kind except in circumstances in which the Fund is permitted to redeem in-kind or except in the event the Fund completely withdraws its interest from the Portfolio.

VALUATION OF SHARES

The following is a description of the procedures used by the Fund in valuing its assets.

The investment securities in the Portfolio are valued based upon the amortized cost method which involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides consistency in valuation, it may result in periods during which the stated value of a security is higher or lower than the price the Portfolio would receive if the security were sold. This method of valuation is used in order to stabilize the NAV of shares of the Fund at $1.00; however, there can be no assurance that the Fund's NAV will always remain at $1.00 per share.

                              TAXATION OF THE TRUST

The Fund is treated as a separate entity for accounting and tax purposes. The Fund will elect (when it files its initial federal tax return) to be treated and to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its investment company taxable income (i.e., all taxable income, after reduction by deductible expenses, other than its "net capital gain," which is the excess, if any, of its net long-term capital gain over its net short-term capital loss) and net capital gain which are distributed to shareholders in accordance with the timing and other requirements of the Code.

The Portfolio is treated as a partnership for federal income tax purposes. As such, the Portfolio is not subject to federal income taxation. Instead, the Fund must take into account, in computing its federal income tax liability (if any), its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to satisfy them. The Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. The Portfolio will make allocations to the Fund in a manner intended to comply with the Code and applicable regulations and will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the Fund to satisfy the tax distribution requirements that apply to the Fund and that must be satisfied in order to avoid Federal income and/or excise tax on the Fund. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund will be deemed (i) to own its proportionate share of each of the assets of the Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share.

The Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements. Certain distributions made in order to satisfy the Code's distribution requirements may be declared by the Fund during October, November or December but paid during the following January. Such distributions will be taxable to taxable shareholders as if received on December 31 of the year the distributions are declared, rather than the year in which the distributions are received.

At the discretion of the officers of the Fund, the Fund will distribute net realized capital gains. For federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders.

If the Portfolio invests in zero coupon securities, certain increasing rate or deferred interest securities or, in general, other securities with an original issue discount (or with market discount if an election is in effect to include market discount in income currently), the Portfolio must accrue income on such investments prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net income, including its distributive share of such income accrued by the Portfolio, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, the Portfolio may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to enable the Fund to satisfy the distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P"), as computed for Federal income tax purposes, will be taxable as described in the Prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in Fund shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received. As a result of the enactment of the Taxpayer Relief Act of 1997 (the "1997 TRA") on August 5, 1997, gain recognized after May 6, 1997 from the sale of a capital asset is taxable to individual (noncorporate) investors at different maximum federal income tax rates, depending generally upon the tax holding period for the asset, the federal income tax bracket of the taxpayer, and the dates the asset was acquired and/or sold. The Treasury Department has issued guidance under the 1997 TRA that (subject to possible modification by any "technical corrections" that may be enacted) will enable the Fund to pass through to its shareholders the benefits of the capital gains tax rates contained in the 1997 TRA. Shareholders should consult their own tax advisers on the correct application of these new rules in their particular circumstances.

It is anticipated that, due to the nature of the Portfolio's investments, no portion of the Fund's distributions will generally qualify for the dividends received deduction. The Fund's distributions to its corporate shareholders would potentially qualify in their hands for the corporate dividends received deduction, subject to certain holding period requirements and limitations on debt financing under the Code, only to the extent the Fund was allocated dividend income of the Portfolio from stock investments in U.S. domestic corporations.

Dividends and certain other distributions may be subject to "backup withholding" of federal income tax at a 31% rate for shareholders who fail to provide required taxpayer identification numbers or related certifications, provide incorrect information, or are otherwise subject to such withholding.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax adviser for more information.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to any foreign investors (who may be subject to withholding or other taxes) or certain other classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent, if any, the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable
to) investments in certain U.S. Government Securities, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their tax advisers regarding the applicable requirements in their particular states, including the effect, if any, of the Fund's indirect ownership (through the Portfolio) of any such obligations, the Federal, and any other state or local, tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

The Fund may sell securities short "against the box." Under certain circumstances, these transactions may be treated as constructive sales, resulting in the recognition of gain to the Fund.

                         CALCULATION OF PERFORMANCE DATA

From time to time, the Fund may quote its "yield" and "effective yield" information in advertisements, reports and other communications to shareholders and compare its performance figures to those of other funds or accounts with similar objectives and to relevant indices. Such performance information will be calculated as described below. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis.

YIELD

The current yield for the Fund is computed by (a) determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7).

EFFECTIVE YIELD

In addition, the Fund may calculate a compound effective annualized yield by determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted according to the following formula:

    Effective Yield = [( Base Period return +1 ) (365/7 exponentional power)] - 1 (i.e. adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.)

The net change in the value of the account reflects the value of additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation.

TAX EQUIVALENT YIELDS

Tax Equivalent yields are computed by dividing that portion of the Fund's yield which is tax-exempt by one minus a federal and/or state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. Yield = 2[((a-b)/(cd) + 1)/6/ - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. The yield of the Fund fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

TOTAL RETURN

The Fund may advertise performance in terms of average annual total return for 1-, 5-, and 10 year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according the following formula: subtracting the NAV per share at the beginning of the period from the NAV per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the NAV per share at the beginning of the period. In particular, the Fund's average annual total return ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(1+T)n=ERV.

Past performance quotations should not be considered as representative of the Fund's performance for any specified period in the future. The Fund's performance may be compared in sales literature to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance.

The Fund's performance will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and its operating expenses. As described above, total return is based on historical earnings and is not intended to indicate future performance. Consequently, any given performance quotation should not be considered as representative of the Fund's performance for any specified period in the future. Performance information may be useful as a basis for comparison with other investment alternatives. However, the Fund's performance will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time.

                              INDEPENDENT AUDITORS

Ernst & Young LLP ("E&Y") serves as independent auditors to the Trust and the Portfolio Trust. E&Y is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted accounting standards, and preparation of the Federal tax returns. Additionally, pursuant to Rule 17f-2 of the 1940 Act, three security counts are performed for the Portfolio Trust. The mailing address for E&Y is 200 Clarendon Street, Boston, Massachusetts 02116.

                                     COUNSEL

Goodwin Procter LLP serves as counsel to the Trust and the Portfolio Trust. Sullivan & Worcester LLP serves as counsel to the Trustees of the Trust who are not "interested persons" of the Trust as such term is defined in the 1940 Act.

                              FINANCIAL STATEMENTS

The Funds had not commenced operations as of the date of this statement of additional information, therefore no financial statements are available.

                                    APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of short-term debt ratings have been published by Standard & Poor's Ratings Service ("Standard & Poor's"), Moody's Investors Service ("Moody's") and Fitch's IBCA Investors Service ("Fitch"), respectively. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted.

A -- Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Commercial paper issues rated A-1 by Standard & Poor's reflect a very strong degree of safety of timely payment. Commercial paper issues rated A-2 reflect a strong degree of safety of timely payment but not as strong as for issues designated A-1.

Commercial paper issues rated Prime-1 by Moody's are judged by Moody's to be of the "highest" quality on the basis of relative repayment capacity with a superior ability for repayment of senior short-term debt obligations. Commercial paper issues rated Prime-2 are judged by Moody's to be of the "second highest" quality with a strong ability for repayment of senior short-term debt obligations.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. Commercial paper issues rated Fitch-2 are regarded as having only a slightly less assurance of timely payment than those issues rated Fitch-1.

DESCRIPTION OF LONG-TERM DEBT RATINGS

The following is a description of Moody's debt instrument (corporate and municipal debt) ratings:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following is a description of Standard & Poor's debt instrument (corporate and municipal debt) ratings:

Standard & Poor's ratings are based, in varying degrees, on the following considerations: (i) the likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations; (ii) the nature of and provisions of the obligation; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

Plus (+) or minus (-): The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                     PART C

ITEM 23. EXHIBITS:

(a)      (1) Master Trust Agreement, effective as of March 30, 1998 (1)
         (2) Amendment No. 1 to the Master Trust Agreement (3)
         (3) Amendment No. 2 to the Master Trust Agreement (5)
         (4) Amendment No. 3 to the Master Trust Agreement (7)

(b)      By-Laws (1)

(c)      Not Applicable

(d)       (1) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank & Trust Company ("Investors Bank")(Cash Portfolio) (1)

          (2) Investment Adviser Agreement between Standish, Ayer & Wood Master Portfolio and Standish, Ayer and Wood, Inc. ("Standish")(STAR Portfolio) (1)

          (3) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank (Treasury Portfolio) (3)

          (4) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank (Treasury Plus Portfolio) (4)

          (5) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank (U.S. Government Portfolio) (6)

          (6) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank (Municipal Portfolio) (7)

          (7) Investment Sub-Adviser Agreement between Investors Bank and Allmerica Asset Management, Inc. (Cash Portfolio) (3)

          (8) Investment Sub-Adviser Agreement between Investors Bank and M&I Investment Management Corp. (Treasury Portfolio) (4)

          (9) Investment Sub-Adviser Agreement between Investors Bank and M&I Investment Management Corp. (Treasury Plus Portfolio) (4)

         (10) Investment Sub-Adviser Agreement between Investors Bank and Allmerica Asset Management, Inc. (U.S. Government Portfolio) (6)

         (11) Investment Sub-Adviser Agreement between Investors Bank and ABN AMRO Asset Management (USA), Inc. (Municipal Portfolio) (7)

         (12) Form of Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank (Prime Portfolio) is filed herein.

         (13) Form of Investment Sub-Adviser Agreement between Merrimac Master Portfolio Allmerica Asset Management, Inc. (Prime Portfolio) is filed herein.

(e)      (1) Distribution Agreement between Registrant and Funds Distributor
             Inc. ("Funds Distributor") (9)

         (2) Amendment to the Distribution Agreement between Registrant and Funds Distributor (9)

(f)      Not Applicable

(g)      Custodian Agreement between Registrant and Investors Bank (3)

(h)      (1) Administration Agreement between Registrant and Investors Bank (3)

         (2) Transfer Agency and Service Agreement between Registrant and Investors Bank (2)

         (3) Third Party Feeder Fund Agreement among Registrant, Standish, Ayer & Wood Master Portfolio, Investors Bank and Standish (4)

         (4) Agreement between Funds Distributor and Investors Bank (2)

(i)      (1) Opinion and Consent of Counsel  (7)

(j)      To be filed by subsequent amendment.

(k)      Not Applicable

(l)      Purchase Agreement (2)

(m)      (1) Shareholder Servicing Plan with respect to Institutional Class
             Shares (2)

         (2) Shareholder Servicing Plan with respect to Investment Class Shares
             (7)

         (3) Shareholder Servicing Agreement with respect to Institutional Class Shares (2)

         (4) Shareholder Servicing Agreement with respect to Investment Class Shares (7)

         (5) Distribution Plan with respect to Investment Class Shares (2)

         (6) Distribution Plan with respect to Reserve Class Shares (8)

         (7) Distribution Plan with respect to Adviser Class Shares (8)

(n)      None

(o)      Amended and Restated Multiple Class Expense Allocation Plan
         (Rule 18f-3) (8)

         (1) Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A filed April 8, 1998 (Accession No. 0001029869-98-000483).

         (2) Incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed June 18,1998 (Accession No. 0001029869-98-000820).

         (3) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed October 30, 1998 (Accession No. 0001029869-98-001219).

         (4) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed February 25, 1999 (Accession No. 0000897436-99-000033).

         (5) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed March 19, 1999 (Accession No. 0000897436-99-000061).

         (6) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on April 19, 2000 (Accession No. 0000897436-00- 000160).

         (7) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on March 1, 2001 (Accession No. 0000912057-01- 006973).

         (8) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed on October 16, 2001 (Accession No. 0000897436-01-500307).

         (9) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on April 25, 2002 (Accession No. 0000950156-02-000179).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST.

As of September 27, 2002, the following shareholders were deemed to be a "control person" of the Trust as such term is defined in the 1940 Act.

                                                                          NATURE OF
                                    NAME AND ADDRESS OF                   BENEFICIAL                PERCENT
    TITLE OF CLASS                    BENEFICIAL OWNER                    OWNERSHIP              OF PORTFOLIO
    --------------                    ----------------                    ---------              ------------

Cash Fund - Premium Class        Investors Bank & Trust Co.            Direct Ownership             71.74%
                                as Securities Lending Agent
                                  ATTN: Bob Jackson TRD 18
                                     200 Clarendon St.
                                      Boston, MA 02116

Global Cash Fund -            Commonfund Hedged Investors Co.          Direct Ownership             44.76%
Premium Class                          C/o Commonfund
                                 15 Danbury Rd., PO Box 812
                                      Wilton, CT 06897

Global Cash Fund -               Commonfund Absolute Return            Direct Ownership             37.82%
Premium Class                          Investors Co.
                                       C/o Commonfund
                                 15 Danbury Rd., PO Box 812
                                      Wilton, CT 06897

Global Cash Fund -              Investors Trust & Custodial            Direct Ownership             44.53%
Institutional Class               Services - Ireland Ltd.
                            as Custodian for Green Way Select -
                             the Global Long/Short Equity Fund
                                    29 Earlsfort Terrace
                                      Dublin, Ireland

Global Cash Fund -                    Saturn & Company                 Direct Ownership             38.23%
Institutional Class            C/o Investors Bank & Trust Co.
                                       P.O. Box 9130
                                      Boston, MA 02117

Cash Series -                         Saturn & Company                 Direct Ownership             97.28%
Institutional Class            C/o Investors Bank & Trust Co.
                                       P.O. Box 9130
                                      Boston, MA 02117

Cash Series-                          Saturn & Company                 Direct Ownership              100%
Investment Class               C/o Investors Bank & Trust Co.
                                       P.O. Box 9130
                                      Boston, MA 02117

Cash Series-                      Funds Distributors, Inc.             Direct Ownership              100%
Reserve Class                   60 State Street, Suite 1300
                                      Boston, MA 02109

Cash Series-                      Funds Distributors, Inc.             Direct Ownership              100%
Advisers Class                  60 State Street, Suite 1300
                                      Boston, MA 02109


Treasury Series-                      Maril & Company                  Direct Ownership             95.29%
Premium Class                    Attn: ACM/Fund Accounting
                              1000 N. Water Street, 14th floor
                                    Milwaukee, WI 53202

Treasury Series-                      Saturn & Company                 Direct Ownership              100%
Institutional Class            C/o Investors Bank & Trust Co.
                                       P.O. Box 9130
                                      Boston, MA 02117

Treasury  Series -                    Saturn & Company                 Direct Ownership              100%
Investment Class               C/o Investors Bank & Trust Co.
                                       P.O. Box 9130
                                      Boston, MA 02117

Treasury  Series -                Funds Distributors, Inc.             Direct Ownership              100%
Reserve Class                   60 State Street, Suite 1300
                                      Boston, MA 02109

Treasury  Series -                Funds Distributors, Inc.             Direct Ownership              100%
Advisers Class                  60 State Street, Suite 1300
                                      Boston, MA 02109

Treasury Plus                         Maril & Company                  Direct Ownership              100%
Series-Premium Class             Attn: ACM/Fund Accounting
                              1000 N. Water Street, 14th floor
                                    Milwaukee, WI 53202

Treasury Plus                         Saturn & Company                 Direct Ownership             99.97%
Series-Institutional Class     C/o Investors Bank & Trust Co.
                                       P.O. Box 9130
                                      Boston, MA 02117

Treasury Plus                         Saturn & Company                 Direct Ownership              100%
Series-Investment              C/o Investors Bank & Trust Co.
Class                                  P.O. Box 9130
                                      Boston, MA 02117

Treasury Plus                     Funds Distributors, Inc.             Direct Ownership              100%
Series-Reserve Class            60 State Street, Suite 1300
                                      Boston, MA 02109

Treasury Plus                     Funds Distributors, Inc.             Direct Ownership              100%
Series-Advisers Class           60 State Street, Suite 1300
                                      Boston, MA 02109

U.S. Government Series-               Maril & Company                  Direct Ownership             83.20%
Premium Class                    Attn: ACM/Fund Accounting
                              1000 N. Water Street, 14th floor
                                    Milwaukee, WI 53202

U.S. Government Series-               Saturn & Company                 Direct Ownership              100%
Institutional Class            C/o Investors Bank & Trust Co.
                                       P.O. Box 9130
                                      Boston, MA 02117

U.S. Government Series-               Saturn & Company                 Direct Ownership              100%
Investment Class               C/o Investors Bank & Trust Co.
                                       P.O. Box 9130
                                      Boston, MA 02117

U.S. Government Series-           Funds Distributors, Inc.             Direct Ownership              100%
Reserve Class                   60 State Street, Suite 1300
                                      Boston, MA 02109

U.S. Government Series-           Funds Distributors, Inc.             Direct Ownership              100%
Advisers Class                  60 State Street, Suite 1300
                                      Boston, MA 02109

Municipal Series -                Funds Distributors, Inc.             Direct Ownership              100%
Premium Class                   60 State Street, Suite 1300
                                      Boston, MA 02109

Municipal Series -                Funds Distributors, Inc.             Direct Ownership              100%
Institutional Class             60 State Street, Suite 1300
                                      Boston, MA 02109

Municipal Series -                    Saturn & Company                 Direct Ownership              100%
Investment Class               C/o Investors Bank & Trust Co.
                                       P.O. Box 9130
                                      Boston, MA 02117

Municipal Series -                Funds Distributors, Inc.             Direct Ownership              100%
Reserve Class                   60 State Street, Suite 1300
                                      Boston, MA 02109

Municipal Series -                Funds Distributors, Inc.             Direct Ownership              100%
Advisers Class                  60 State Street, Suite 1300
                                      Boston, MA 02109


ITEM 25. INDEMNIFICATION.

Under Article VI, Section 6.4 of the Registrant's Master Trust Agreement to the fullest extent permitted by law, the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the Covered Person was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time from funds attributable to the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

INVESTORS BANK & TRUST COMPANY - ADVISORY DIVISION, serves as the investment adviser to the Merrimac Cash Portfolio, the Merrimac Treasury Portfolio the Merrimac Treasury Plus Portfolio, the U.S. Government Portfolio and the Merrimac Municipal Portfolio. The list required by this Item 26 of officers and directors of the Investment Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Adviser pursuant to the Advisers Act (SEC File No. 801-60166).

ALLMERICA ASSET MANAGEMENT, INC. serves as the investment sub-adviser to the Merrimac Cash Portfolio and the Merrimac U.S. Government Portfolio. The list required by this Item 26 of officers and directors of the Investment Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Sub-Adviser pursuant to the Advisers Act (SEC File No. 801-44189).

M&I INVESTMENT MANAGEMENT CORP. serves as the investment sub-adviser to the Merrimac Treasury Portfolio and the Merrimac Treasury Plus Portfolio. The list required by this Item 26 of officers and directors of the Investment Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Sub-Adviser pursuant to the Advisers Act (SEC File No. 801-9118).

ABN AMRO ASSET MANAGEMENT (USA) LLC serves as the investment sub-adviser to the Merrimac Municipal Portfolio. The list required by this Item 26 of officers and directors of the Investment Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Sub-Adviser pursuant to the Advisers Act (SEC File No. 801-38371).

ITEM 27. PRINCIPAL UNDERWRITER.

(a) Funds Distributor, Inc. ("FDI" or the "Distributor") acts as principal underwriter for the following investment companies:

GMO Trust
LaSalle Partners Funds, Inc.
LMCG Funds
Merrimac Series
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds I
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
National Investors Cash Management Fund, Inc.
The Saratoga Advantage Trust
Skyline Funds
St. Clair Funds, Inc.
TD Waterhouse Family of Funds, Inc.
TD Waterhouse Trust
UAM Funds, Inc.
UAM Funds, Inc. II
UAM Funds Trust

(b) Information regarding FDI is described in Schedule A of its Form BD as currently on file with the SEC, the text of which is hereby incorporated by reference.

         SEC File #                                  CRD # on Form BD
         ----------                                  ----------------
         8-20518                                     7174

FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

(c)   Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the locations set forth below. (The Merrimac Cash Series, the Merrimac Treasury Series, the Merrimac Treasury Plus Series the Merrimac U.S. Government and the Merrimac Municipal Series are collectively referred to as the "Funds" and the Merrimac Cash Portfolio, the Merrimac Treasury Portfolio, the Merrimac Treasury Plus Portfolio the Merrimac U.S. Government Portfolio and the Merrimac Municipal Portfolio are collectively referred to as the "Portfolios").

Investors Bank & Trust Company - Advisory Division
200 Clarendon Street
Boston, MA 02116
(Investment Adviser to the Merrimac Cash Portfolio, the Merrimac Treasury Portfolio, the Merrimac Treasury Plus Portfolio, the Merrimac U.S. Government Portfolio and the Merrimac Municipal Portfolio; Administrator and Transfer Agent for the Funds; Custodian for the Funds and the Portfolios).

Allmerica Asset Management, Inc.
40 Lincoln Street
Worcester, Massachusetts 01653
(Investment Sub-Adviser to the Merrimac Cash Portfolio and the Merrimac U.S. Government Portfolio)

M&I Investment Management Corp.
1000 North Water Street
Milwaukee, Wisconsin 53202-6629
(Investment Sub-Adviser to the Merrimac Treasury Portfolio and the Merrimac Treasury Plus Portfolio)

ABN AMRO Asset Management (USA) LLC 208 South LaSalle Street, 4th Floor Chicago, IL 60604
(Investment Sub-Adviser to the Merrimac Municipal Portfolio)

IBT Trust & Custodial Services (Ireland) LMTD
Deloitte & Touche House
29 Earlsfort Terrace
Dublin 2, Ireland
(Administrator to the Portfolios)

IBT Fund Services (Canada) Inc.
1 First Canadian, King Street West
Suite 2800
P.O. Box 231
Toronto, CA M5X1C8
(Transfer Agent for the Portfolios and Fund Accountant for the Portfolios and the Funds)

ITEM 29. MANAGEMENT SERVICES.

Not applicable.

ITEM 30. UNDERTAKINGS.

Not Applicable.

                                   SIGNATURES


Merrimac Master Portfolio (the "Portfolio Trust") has duly caused this Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Merrimac Series to be signed on behalf of the Portfolio Trust by the undersigned, thereto duly authorized on the 4th day of October, 2002.

MERRIMAC MASTER PORTFOLIO

By:  /s/ Paul J. Jasinski
     ------------------------------
     Paul J. Jasinski
     President, Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Merrimac Series has been signed below by the following persons in the capacities indicated and on the 4th day of October, 2002.

         /s/ Paul J. Jasinski
         -----------------------------------------
         Paul J. Jasinski
         President, Treasurer and Chief Financial Officer
         of the Portfolio Trust

         -----------------------------------------
         Kevin J. Sheehan*
         Trustee of the Portfolio Trust

         -----------------------------------------
         Thomas E. Sinton*
         Trustee of the Portfolio Trust

         -----------------------------------------
         Francis J. Gaul, Jr. *
         Trustee of the Portfolio Trust

         -----------------------------------------
         Edward F. Hines, Jr.*
         Trustee of the Portfolio Trust


*By:     /s/ Susan C. Mosher
         -----------------------------------------
         Susan C. Mosher
         As attorney-in-fact

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, as amended, the Merrimac Series (the "Trust") certifies that it has duly caused this Post-Effective Amendment No. 9 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 4th day of October, 2002.

MERRIMAC SERIES

By:  /s/ Paul J. Jasinski
     ------------------------------
     Paul J. Jasinski
     President, Treasurer and Chief Financial Officer


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Merrimac Series has been signed below by the following persons in the capacities indicated on the 4th day of October, 2002.


         /s/ Paul J. Jasinski
         -----------------------------------------
         Paul J. Jasinski
         President, Treasurer and Chief Financial Officer
         of the Trust

         -----------------------------------------
         Kevin J. Sheehan*
         Trustee of the Trust

         -----------------------------------------
         Francis J. Gaul, Jr.*
         Trustee of the Trust

         -----------------------------------------
         Edward F. Hines, Jr. *
         Trustee of the Trust

         -----------------------------------------
         Thomas E. Sinton *
         Trustee of the Trust


*By:     /s/ Susan C. Mosher
         -----------------------------------------
         Susan C. Mosher
         As attorney-in-fact

                                  Exhibit Index

Exhibit No.       Description
-----------       -----------------------

d(12)             Form of Investment Adviser Agreement

d(13)             Form of Investment Sub-Adviser Agreement